As filed with the Securities and Exchange Commission on September 17, 2007
                                                              File No. 333-_____

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)


                            PIONEER INDEPENDENCE FUND

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                        Copies to: Roger P. Joseph, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this registration statement will become effective on October 17, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                           COMBINED PROXY STATEMENT

                                      OF

                             PIONEER GROWTH SHARES

                                      AND

                                PROSPECTUS FOR

                CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF
                           PIONEER INDEPENDENCE FUND

        (each, a "Pioneer Fund" and together, the "Pioneer Funds")

           The address and telephone number of each Pioneer Fund is:

                                60 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6292

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        SCHEDULED FOR DECEMBER 4, 2007

To the Shareholders of Pioneer Growth Shares:

     This is the formal agenda for your fund's shareholder meeting (the "meeting"). It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

     A special shareholder meeting for your fund will be held at the offices of Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts on December 4, 2007, at 2:00 p.m., Eastern Time, to consider the following:

     1. A proposal to approve an Agreement and Plan of Reorganization between your fund and a similarly managed Pioneer Fund, Pioneer Independence Fund. Under this Agreement and Plan of Reorganization, your fund will transfer all of its assets to Pioneer Independence Fund in exchange for shares of Pioneer Independence Fund. Holders of each class of shares of your fund will receive the same class of shares of Pioneer Independence Fund. Shares of Pioneer Independence Fund will be distributed to your fund's shareholders in proportion to their holdings of the applicable class of shares of your fund on the closing date of the reorganization. Pioneer Independence Fund also will assume all of your fund's liabilities. Your fund will then be dissolved.

     2.   Any other business that may properly come before the meeting.

YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

     Shareholders of record as of the close of business on October 9, 2007 are entitled to vote at the meeting and any related follow-up meetings.

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY. If shareholders do not return their proxies in sufficient numbers, your fund may be required to make additional solicitations.

                                             By Order of the Board of Trustees,

                                             /s/ Dorothy E. Bourassa

                                             Dorothy E. Bourassa
                                             Secretary

Boston, Massachusetts
_______________, 2007

                           COMBINED PROXY STATEMENT

                                      OF

                             PIONEER GROWTH SHARES

                                      AND

                                PROSPECTUS FOR

                CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF
                           PIONEER INDEPENDENCE FUND

        (each, a "Pioneer Fund" and together, the "Pioneer Funds")

           The address and telephone number of each Pioneer Fund is:

                                60 State Street
                          Boston, Massachusetts 02109
                                1-800-225-6292















     Shares of the Pioneer Funds have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"). The SEC has not passed on upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     An investment in either Pioneer Fund (each sometimes referred to herein as a "fund") is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               TABLE OF CONTENTS

                                                                                    Page
                                                                                    ----
INTRODUCTION ...................................................................      3
PROPOSAL 1 -- COMPARISON OF PIONEER GROWTH SHARES AND PIONEER INDEPENDENCE FUND       6
TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION ..............................     23
TAX STATUS OF THE REORGANIZATION ...............................................     24
VOTING RIGHTS AND REQUIRED VOTE ................................................     25
ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS .................................     26
FINANCIAL HIGHLIGHTS ...........................................................     35
INFORMATION CONCERNING THE MEETING .............................................     39
OWNERSHIP OF SHARES OF THE PIONEER FUNDS .......................................     40
EXPERTS ........................................................................     40
AVAILABLE INFORMATION ..........................................................     40
EXHIBIT A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION ......................    A-1
EXHIBIT B -- PORTFOLIO MANAGEMENT DISCUSSION OF EACH PIONEER FUND'S PERFORMANCE     B-1

                                 INTRODUCTION

     This combined proxy statement/prospectus, dated _______________, 2007 (the "Proxy Statement/Prospectus"), is being furnished to shareholders of Pioneer Growth Shares in connection with the solicitation by the Board of Trustees (the "Board" or the "Trustees") of proxies to be used at a special meeting of the shareholders of Pioneer Growth Shares to be held at the offices of Bingham McCutchen LLP, 150 Federal Street Boston, Massachusetts on December 4, 2007, at 2:00 p.m., Eastern Time. The Proxy Statement/Prospectus is being mailed to shareholders of Pioneer Growth Shares on or about _______________, 2007.

     The Proxy Statement/Prospectus contains information you should know before voting on the proposed Agreement and Plan of Reorganization that provides for the reorganization of your fund into Pioneer Independence Fund (the "Reorganization"). Please read the Proxy Statement/Prospectus carefully, including Exhibit A and Exhibit B, because they are a part of this Proxy Statement/Prospectus and contain details that are not in the summary.

     The date of this Proxy Statement/Prospectus is _______________, 2007.

     Additional information about each Pioneer Fund has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See "Where to Get More Information" below.

-------------------------------------------------------------------------------------------------------------------------------
Where to Get More Information
-------------------------------------------------------------------------------------------------------------------------------
 Each Pioneer Fund's current prospectus, and any               On file with the SEC (http://www.sec.gov) and available at no
 applicable supplements.                                       charge by calling our toll-free number: 1-800-225-6292 or
                                                               1-800-665-8839 (Class Y shareholders)

 Each Pioneer Fund's current statement of additional           On file with the SEC (http://www.sec.gov) and available at no
 information, and any applicable supplements.                  charge by calling our toll-free number: 1-800-225-6292 or
                                                               1-800-665-8839 (Class Y shareholders)

 Each Pioneer Fund's most recent annual and semi-annual        On file with the SEC (http://www.sec.gov) and available at no
 reports to shareholders.                                      charge by calling our toll-free number: 1-800-225-6292 or
                                                               1-800-665-8839 (Class Y shareholders). See "Available
                                                               Information."
-------------------------------------------------------------------------------------------------------------------------------
 A statement of additional information for this Proxy          On file with the SEC (http://www.sec.gov) and available at no
 Statement/Prospectus (the "SAI"), dated _________, 2007.      charge by calling our toll-free number: 1-800-225-6292. This
 It contains additional information about the Pioneer Funds.   SAI is incorporated by reference into this Proxy
                                                               Statement/Prospectus.
-------------------------------------------------------------------------------------------------------------------------------
 To ask questions about this Proxy Statement/Prospectus.       Call our toll-free telephone number: 1-800-225-6292.
-------------------------------------------------------------------------------------------------------------------------------

How the Reorganization Will Work

     o Your fund will transfer all of its assets to Pioneer Independence Fund, and Pioneer Independence Fund will assume all of your fund's liabilities.

     o Shares of Pioneer Independence Fund will be distributed to your fund's shareholders in proportion to the relative net asset value of their holdings of the applicable class of shares of your fund on the closing date of the Reorganization (the "Closing Date"). On the Closing Date, shareholders of your fund will hold shares of Pioneer Independence Fund with the same aggregate net asset value as their holdings of the applicable class of shares of your fund immediately prior to the Reorganization.

     o You will receive from Pioneer Independence Fund the same class of shares that you now hold in your fund.

     o No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. After the Reorganization, any contingent deferred sales charge that applied to your Class A (if applicable), Class B or Class C shares of Pioneer Growth Shares at the time of the Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable contingent deferred sales charge, the period during which you held Class B or Class C shares (and the holding periods applicable to certain purchases of Class A shares) of Pioneer Growth Shares will be included in the holding period of the shares of Pioneer Independence Fund you receive as a result of the Reorganization.

     o    Your fund will be dissolved after the Closing Date.

     o The Reorganization generally will not result in income, gain or loss being recognized for federal income tax purposes by either Pioneer Fund or their shareholders.

     o In recommending the Reorganization, the Board of Trustees of each Pioneer Fund, including all of the Trustees who are not "interested" persons (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Pioneer Funds, Pioneer Investment Management, Inc., the Pioneer Funds' investment adviser ("Pioneer"), or Pioneer Funds Distributor, Inc., the Pioneer Funds' principal underwriter and distributor ("PFD") (the "Independent Trustees"), have determined that the Reorganization is in the best interest of each Pioneer Fund and will not dilute the interests of shareholders of the Pioneer Funds. The Trustees have made this determination based on factors that are discussed below and in greater detail under the proposal.

Why Your Fund's Trustees Recommend the Reorganization

     The Trustees believe that reorganizing your fund into Pioneer Independence Fund, an open-end mutual fund managed by the same portfolio manager as your fund and that has an investment objective and principal and non-principal investment strategies that are similar to those of your fund, offers you a number of potential benefits. These potential benefits and considerations include:

     o The Reorganization would eliminate confusion in the marketplace caused by having two substantially similar funds and enhancing the potential for one of the two funds to achieve growth in assets. The combined fund may be better positioned to attract assets than your fund. A combined fund with greater assets also may be better positioned to implement its investment strategies and achieve portfolio diversification than a fund with smaller assets.

     o Pioneer Independence Fund's performance was higher than your fund's performance for the one-year, three-year and five-year periods ended March 31, 2007, and since Pioneer Independence Fund's inception on March 16, 1998.

     o The pro forma gross expense ratios for the combined fund's Class A, Class B, Class C and Class Y shares are anticipated to be 1.33%, 2.50%, 2.13%, and 0.72%, respectively. The historical expense ratios for the corresponding classes of shares of your fund are as follows:
          1.44%, 2.55%, 2.20% and 0.78%, respectively. Therefore, the expense ratio is expected to be lower for each class of shares of the combined fund as compared to the same classes of your fund.

     o Pioneer has contractually agreed to limit ordinary operating expense to the extent required to reduce the combined fund's expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively, of the combined fund. Assuming the shareholders of your fund approve the Reorganization, this expense limitation will be in effect for the combined fund from the Closing Date of the Reorganization through May 1, 2009 for Class A shares, Class B shares and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

     o As you know, your fund's management fee (0.70% before any performance adjustment) varies based on the fund's assets and the fund's performance. Pioneer contractually limits any positive adjustment of your fund's management fee to 0.10% of the fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.80% after the performance adjustment). At June 30, 2007, the management fee payable by your fund was 0.70%. Pioneer Independence Fund's management fee (0.75%) is higher than your fund's recent performance-adjusted management fee. However, Pioneer has agreed to reduce its management fee to 0.65% upon the closing of the Reorganization. Although it is possible that the management fee of 0.65% for the combined fund could be higher than your fund's management fee from time to time, depending on the level of assets in the fund and the fund's performance, the Trustees believe that a flat fee of 0.65% is a long-term and certain shareholder benefit.

     o In considering the Reorganization, the Board noted that your fund's net unrealized gain as a percentage of net assets will increase as a result of the Reorganization but that the difference may vary significantly over the period prior to the Reorganization. In addition, the Board noted that your fund has tax loss carryforwards of approximately $490 million, a significant percentage of which may become unusable due to tax law limitations resulting from the Reorganization. The Board also noted that, to the extent that your fund's capital loss carryforwards can be utilized by the combined fund in the future, they will be shared among the shareholders of the combined fund, rather than only by the shareholders of your fund. However, the Board also considered that a significant portion of your fund's tax capital loss carryforwards are scheduled to expire by 2010 in any event. The Board noted that there can be no assurance that your fund would be able to use such losses if the Reorganization does not occur.

     o In considering the Reorganization, the Board noted that there is limited overlap in the portfolio securities held by each Pioneer Fund. The Board recognized that the portfolio manager of the combined fund may conclude that a significant number of holdings of your fund are not consistent with the combined fund's long-term investment strategy and may dispose of such positions. The Board considered that the disposition of securities following the Reorganization could result in capital gains to the combined fund and could also result in significant brokerage expense to the combined fund. However, the Board considered that the actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and the combined fund's ability to use available loss carryforwards.

     o    The transaction is expected to be treated as a reorganization under
          Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and therefore will not result in a taxable sale of your fund shares.

     Therefore, your fund's Trustees recommend that you vote FOR the Reorganization.

What are the Federal Income Tax Consequences of the Reorganization

     As a condition to the closing of the Reorganization, the funds must receive an opinion of Bingham McCutchen LLP to the effect that the Reorganization will constitute a "reorganization" within the meaning of Section 368 of the Code. Accordingly, subject to the limited exceptions described below under the heading "Tax Status of the Reorganization," it is expected that neither you nor your fund will recognize gain or loss as a direct result of the Reorganization, and that the aggregate tax basis of the Pioneer Independence Fund shares that you receive will be the same as the aggregate tax basis of the shares that you surrender in the Reorganization. However, in accordance with the Pioneer Funds' policy that each Pioneer Fund distributes its investment company taxable income, net tax-exempt income and net capital gains for each taxable year (in order to qualify for tax treatment as a regulated investment company and avoid federal income tax thereon at the fund level), your fund will declare and pay a distribution of such income and gains to its shareholders, if any, shortly before the Reorganization. Such distribution will be taxable to your fund's shareholders. Pioneer Independence Fund may make a comparable distribution to its shareholders shortly before the Reorganization. This distribution will be taxable to shareholders of Pioneer Independence Fund. Additionally, following the Reorganization, Pioneer Independence Fund will declare and pay to its shareholders before the end of 2007 a distribution of any remaining 2007 income and gains. Those distributions will be fully taxable to all shareholders of Pioneer Independence Fund, including your fund's shareholders, even though those distributions may include a portion of Pioneer Independence Fund's income and gains that were accrued and/or realized before the Closing Date.

Who Bears the Expenses Associated with the Reorganization

     Pioneer has agreed to pay 50% of the costs of preparing and printing the Proxy Statement/Prospectus and the solicitation costs incurred in connection with the Reorganization. The Pioneer Funds will each pay 25% of the costs incurred in connection with the Reorganization.

What Happens if the Reorganization is Not Approved

     If your fund's shareholders do not approve the Reorganization, the meeting may be adjourned as more fully described in this Proxy Statement/Prospectus, and your fund will continue to engage in the business as a separate mutual fund and the Board will consider what further action may be appropriate.

Who is Eligible to Vote?

     Shareholders of record on October 9, 2007 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

                              PIONEER GROWTH SHARES
                                       AND
                            PIONEER INDEPENDENCE FUND

                                  PROPOSAL 1

                                    SUMMARY

     The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

     If Proposal 1 is approved, your fund will be reorganized into Pioneer Independence Fund, as described above.

     Both your fund and Pioneer Independence Fund have the same lead portfolio manager. In addition, both Pioneer Funds have similar investment objectives, principal and non-principal investment strategies, and related risks. The table below provides a comparison of the two funds. In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and Pioneer Independence Fund.

       Comparison of Pioneer Growth Shares to Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
                                    Pioneer Growth Shares                           Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------------------------
 Business             A diversified open-end investment                 A diversified open-end investment
                      management company organized as a                 management company organized as a
                      Delaware statutory trust.                         Delaware statutory trust.
------------------------------------------------------------------------------------------------------------------------------------
 Net assets (as of    $494 million                                      $611 million
 June 30, 2007)
------------------------------------------------------------------------------------------------------------------------------------
 Investment adviser   Investment Adviser:
                      Pioneer Investment Management, Inc. ("Pioneer")
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio manager    Portfolio Managers:                               Portfolio Manager:
                      Day-to-day management of the fund's portfolio     Day-to-day management of the fund's portfolio
                      is the responsibility of co-managers Andrew       is the responsibility of Andrew Acheson. Mr.
                      Acheson and Timothy Mulrenan. Mr. Acheson         Acheson is assisted by a team of analysts that
                      and Mr. Mulrenan are supported by the             meets to discuss holdings, prospective
                      domestic equity team. Members of this team        investments and portfolio composition. Members
                      manage other Pioneer funds investing primarily    of this team manage other Pioneer funds
                      in U.S. equity securities. The portfolio          investing primarily in U.S. equity securities.
                      managers and the team also may draw upon          The portfolio manager and the team also may
                      the research and investment management            draw upon the research and investment
                      expertise of the global research teams, which     management expertise of Pioneer's affiliate,
                      provide fundamental and quantitative research     Pioneer Investment Management Limited (PIML).
                      on companies and include members from             Mr. Acheson, a vice president of Pioneer,
                      Pioneer's affiliate, Pioneer Investment           joined Pioneer as a portfolio manager in May
                      Management Limited. Mr. Acheson, a vice           2001 and has been an investment professional
                      president, joined Pioneer as a portfolio          since 1994.
                      manager in May 2001 and has been an
                      investment professional since 1994.               The fund's statement of additional information
                      Mr. Mulrenan, a vice president, joined Pioneer    provides additional information about the
                      in 1997 as an analyst and has managed             portfolio manager's compensation, other
                      portfolios since 1998.                            accounts managed by the portfolio manager,
                                                                        and the portfolio manager's ownership of
                                                                        shares of the fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        Pioneer Growth Shares                            Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio manager       The fund's statement of additional information
                         provides additional information about the
                         portfolio managers' compensation, other
                         accounts managed by the portfolio managers,
                         and the portfolio managers' ownership of
                         shares of the fund.
------------------------------------------------------------------------------------------------------------------------------------
 Investment objective    The fund's investment objective is appreciation    The fund's investment objective is
                         of capital.                                        capital growth.
------------------------------------------------------------------------------------------------------------------------------------
 Primary investments     The fund invests primarily in equity securities    The fund invests at least 80% of its assets in
                         of U.S. issuers.                                   equity securities.

                         For purposes of the fund's investment policies,    For purposes of the fund's investment
                         equity securities include common stocks,           policies, equity securities include common
                         convertible debt and other equity instruments,     stocks, convertible debt and other equity
                         such as exchange-traded funds (ETFs) that          instruments, such as exchange-traded
                         invest primarily in equity securities, depositary  funds (ETFs) that invest primarily in
                         receipts, warrants, rights, equity interests in    equity securities, depositary receipts,
                         real estate investment trusts (REITs) and          warrants, rights, equity interests in real
                         preferred stocks.                                  estate investment trusts (REITs) and
                                                                            preferred stocks.
                         The fund may invest up to 30% of its total
                         assets in equity and debt securities of non-U.S.   The fund may invest up to 25% of its total
                         corporate issuers and debt securities of non-      assets in equity and debt securities of non-
                         U.S. government issuers.                           U.S. corporate issuers and debt securities of
                                                                            non-U.S. government issuers, including up
                         The fund will not invest more than 5% of its       to 10% of its assets in the securities of
                         total assets in the securities of emerging         emerging markets issuers. The fund invests
                         markets issuers.                                   in non-U.S. securities to diversify its portfolio
                                                                            when they offer similar or greater potential
                                                                            for capital appreciation compared to
                                                                            U.S. securities.

------------------------------------------------------------------------------------------------------------------------------------
 Investment strategies   The fund uses a "growth" style of management       Pioneer seeks securities selling at reasonable
                         and seeks to invest in issuers with above          prices or substantial discounts to their
                         average potential for earnings and revenue         underlying values and then holds these
                         growth. To select growth stocks, Pioneer           securities until the market values reflect their
                         employs fundamental research, an evaluation        intrinsic values. Pioneer evaluates a security's
                         of the issuer based on its financial statements    potential value, including the attractiveness of
                         and operations, and due diligence within a         its market valuation, based on the company's
                         quantitative risk control framework, utilizing a   assets and prospects for earnings and revenue
                         bottom-up analytic style. Pioneer relies on the    growth. In making that assessment, Pioneer
                         knowledge, experience and judgment of its          employs due diligence and fundamental
                         staff and the staff of its affiliates who have     research, an evaluation of the issuer based
                         access to a wide variety of research. Pioneer      on its financial statements and operations.
                         focuses on the quality and price of individual     Pioneer relies on the knowledge, experience
                         issuers, not on economic sector or market-         and judgment of its staff and the staff of its
                         timing strategies. Factors Pioneer looks for in    affiliates who have access to a wide variety of
                         selecting investments include:                     research. Pioneer focuses on the quality and
                                                                            price of individual issuers, not on economic
                         o Companies with experienced management
                           teams, strong market positions and the
                           potential to support above average
                           earnings growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Pioneer Growth Shares                          Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------------------------
                            o    A sustainable competitive advantage, such      sector or market-timing strategies. Factors
                                 as a brand name, customer base,                Pioneer looks for in selecting investments
                                 proprietary technology or economies of         include:
                                 scale
                                                                                o    Estimated private market value in excess
                            o    Favorable expected returns relative to              of current stock price. Private market
                                 perceived risk                                      value is the price an independent investor
                                                                                     would pay to own the entire company
                            Pioneer generally sells a portfolio security
                            when it believes that the issuer no longer          o    Above average potential for earnings and
                            offers the potential for above average earnings          revenue growth
                            and revenue growth. Pioneer makes that
                            determination based upon the same criteria it       o    Management with demonstrated ability and
                            uses to select portfolio securities.                     commitment to the company

                                                                                o    Low market valuations relative to earnings
                                                                                     forecast, book value, cash flow and sales
------------------------------------------------------------------------------------------------------------------------------------
 Other investments --       To the extent consistent with its investment objective, each Pioneer Fund may invest in initial
 Initial public offerings   public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings represent a significant portion of each fund's past investment performance. Each Pioneer Fund cannot assure that investments in initial public offerings will continue to be available to a Pioneer Fund or, if available, will continue to result in positive investment performance. In addition, as each Pioneer Fund grows in size, the impact of investments in initial public offerings on the overall performance of a Pioneer Fund's portfolio is likely to decrease.
------------------------------------------------------------------------------------------------------------------------------------
 Investments in REITs       Each Pioneer Fund may invest up to 20% of its net assets in real estate investment trusts
                            (REITs). REITs are companies that invest primarily in real estate or real estate related loans.
                            Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, each Pioneer Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.
------------------------------------------------------------------------------------------------------------------------------------
 Debt securities            The fund may invest a portion of its assets not     The fund may invest up to 20% of its total
                            invested in equity securities in debt securities    assets in debt securities of corporate and
                            of corporate and government issuers.                government issuers.
------------------------------------------------------------------------------------------------------------------------------------
                            Generally each Pioneer Fund acquires debt securities that are investment grade, but a Pioneer
                            Fund may invest up to 5% of its net assets in below investment grade debt securities, including below investment grade convertible debt securities. Each Pioneer Fund invests in debt securities when Pioneer believes they are consistent with the Pioneer Fund's investment objective, to diversify the Pioneer Fund's portfolio or for greater liquidity.

                            Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors that could contribute to a decline in the market value of debt securities in each Pioneer Fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                      Pioneer Growth Shares                         Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------------------------
 Cash management and     Normally, each Pioneer Fund invests substantially all of its assets to meet its investment
 temporary investments   objective. Each Pioneer Fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, each Pioneer Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, a Pioneer Fund may not be able to achieve its investment objective. Each Pioneer Fund intends to adopt a defensive strategy when Pioneer believes securities in which a Pioneer Fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.
------------------------------------------------------------------------------------------------------------------------------------
 Short-term trading      Each Pioneer Fund usually does not trade for short-term profits. Each Pioneer Fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
------------------------------------------------------------------------------------------------------------------------------------
                         The annual portfolio turnover rate for Pioneer  The annual portfolio turnover rate for Pioneer
                         Growth Shares will vary based on many factors   Independence Fund will vary based on many factors
                         and has exceeded 100%.                          and has been equal to 100%.
------------------------------------------------------------------------------------------------------------------------------------
 Derivatives             Each Pioneer Fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, the Pioneer Funds do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each Pioneer Fund may use derivatives for a variety of non-principal purposes, including:

                         o    As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates

                         o    As a substitute for purchasing or selling securities

                         o    To increase a Pioneer Fund's return as a non-hedging strategy that may be considered speculative.

                         Even a small investment in derivatives can have a significant impact on a Pioneer Fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of a Pioneer Fund's other investments, a Pioneer Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. Each Pioneer Fund will only invest in derivatives to the extent Pioneer believes these investments do not prevent a Pioneer Fund from seeking its investment objective.
------------------------------------------------------------------------------------------------------------------------------------

                      Classes of Shares, Fees and Expenses

------------------------------------------------------------------------------------------------------------------------------------
                                       Pioneer Growth Shares                                Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A sales charges   The Class A shares of both Pioneer Funds have the same characteristics and fee structure.
 and fees
                         o    Class A shares are offered with an initial sales charge up to 5.75% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from PFD, each Pioneer
                              Fund's distributor, of up to 5%, declining as the size of your investment increases.

                         o    There are no contingent deferred sales charges, except in certain circumstances when the initial sales charge is waived. A contingent deferred sales charge may be payable to PFD, each Pioneer Fund's distributor, in the event of a share redemption within 18 months following the share purchase at the rate of 1% of the lesser of the value of the shares redeemed or the total cost of such shares, subject to certain waivers.

                         o    Class A shares are subject to distribution and service (12b-1) fees of up to 0.25% of average daily net assets. These fees are paid out of a Pioneer Fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
 Class B sales charges   The Class B shares of both Pioneer Funds have the same characteristics and fee structure. Class
 and fees                B shares of Pioneer Independence Fund are newly-organized and will be offered upon consummation of the Reorganization.

                         o    Class B shares are offered without an initial sales charge, but are subject to contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not charged after five years. Your investment firm may receive a commission from
                              PFD, each Pioneer Fund's distributor, at the time of your purchase of up to 4%.

                         o    Class B shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. Both of these fees are paid out of a Pioneer Fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
 Class C sales charges   The Class C shares of both Pioneer Funds have the same characteristics and fee structure.
 and fees
                         o    Class C shares are offered without an initial sales charge.

                         o    Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD, each Pioneer Fund's distributor, at the time of your purchase of up to 1%.

                         o    Class C shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. These fees are paid out of a Pioneer Fund's assets on an ongoing basis.
                              Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
 Class Y sales charges   The Class Y shares of both Pioneer Funds have the same characteristics and fee structure.
 and fees
                         o    Class Y shares are offered without an initial sales charge.

                         o    Class Y shares are not subject to a contingent deferred sales charge.

                         o    Class Y shares are not subject to distribution and service (12b-1) fees.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                 Pioneer Growth Shares                         Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------------------------
 Management fees   Pioneer Growth Shares pays Pioneer a fee for        Pioneer Independence Fund pays Pioneer a fee
                   managing the fund and to cover the cost of          for managing the fund and to cover the cost
                   providing certain services to the fund.             of providing certain services to the fund.

                   Pioneer's fee varies based on:                      Pioneer's annual fee is equal to 0.75% of the
                                                                       fund's average daily net assets. The fee is
                   o    The fund's assets. Pioneer earns an annual     accrued daily and paid monthly.
                        basic fee equal to 0.70% of the fund's
                        average daily net assets up to $500            For the fiscal year ended December 31, 2006,
                        million, 0.65% of the next $500 million        the fund paid management fees equivalent to
                        and 0.625% on assets over $1 billion.          0.75% of the fund's average daily net assets.

                   o    The fund's performance. The investment         Pioneer has agreed to reduce its management
                        performance of the fund has been compared      fee from 0.75% to 0.65% of Pioneer Independence
                        to the Russell 1000 Growth Index. The          Fund's average daily net assets upon the closing
                        basic fee can increase or decrease by a        of the Reorganization.
                        maximum of 0.10%, depending on the
                        performance of the fund's Class A shares       A discussion regarding the basis for the Board
                        relative to the index. The performance         of Trustees' approval of the management
                        comparison is made for a rolling 36-month      contract is available in the fund's annual
                        period.                                        report to shareholders, dated December 31,
                                                                       2006.
                   Pioneer's fee increases or decreases depending
                   upon whether the fund's performance is up and down
                   more or less than that of the index during the
                   rolling 36-month performance period. Each
                   percentage point of difference between the
                   performance of Class A shares and the index (to a
                   maximum of +/-10 percentage points) is multiplied
                   by a performance rate adjustment of 0.01%. As a
                   result, the maximum annualized rate adjustment is
                   +/-0.10% for the rolling 36- month performance
                   period. In addition, Pioneer contractually limits
                   any positive adjustment of your fund's management
                   fee to 0.10% of the fund's average daily net
                   assets on an annual basis (i.e., to a maximum
                   annual fee of 0.80% after the performance
                   adjustment).

                   This performance comparison is made at the
                   end of each month. An appropriate percentage
                   of this rate (based on the number of days in
                   the current month) is then applied to the
                   fund's average net assets for the entire
                   performance period, giving a dollar amount
                   that will be added to (or subtracted from)
                   the basic fee.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Pioneer Growth Shares                Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------------------------
                              Because the adjustment to the basic fee is
                              based on the comparative performance of the
                              fund and the performance record of the index,
                              the controlling factor is not whether fund
                              performance is up or down, but whether it is
                              up or down more or less than the performance
                              record of the index, regardless of general
                              market performance. As a result, Pioneer could
                              earn the maximum possible fee even if the
                              fund's net asset value declines. Moreover, the
                              comparative investment performance of the
                              fund is based solely on the relevant
                              performance period without regard to the
                              cumulative performance over a longer or
                              shorter period of time.

                              For the fiscal year ended December 31, 2006, the fund paid management fees equivalent to 0.63% of the fund's average daily net assets.

                              A discussion regarding the basis for the Board
                              of Trustees' approval of the management
                              contract is available in the fund's annual report
                              to shareholders, dated December 31, 2006.
------------------------------------------------------------------------------------------------------------------------------------
                              For a comparison of the gross and net expenses of both Pioneer Funds, please see the class fee tables in the "The Pioneer Funds' Fees and Expenses" section starting on page 15.
------------------------------------------------------------------------------------------------------------------------------------
                                    Buying, Selling and Exchanging Shares
------------------------------------------------------------------------------------------------------------------------------------
 Buying shares                You may buy shares from any investment firm that has a sales agreement with PFD, the Pioneer
                              Funds' distributor. You can buy shares at the offering price. You may use securities you own to purchase shares of a Pioneer Fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with a Pioneer Fund's objective and policies and their acquisition is in the best interests of a Pioneer Fund.

                              If you have an existing non-retirement account, you may purchase shares of a Pioneer Fund by telephone or online. Certain IRAs also may use the telephone purchase privilege.
------------------------------------------------------------------------------------------------------------------------------------
 Minimum initial investment   Your initial investment must be at least $1,000 for Class A, Class B or Class C shares, and
                              $5,000,000 for Class Y shares. Additional investments must be at least $100 for Class A shares,
                              $500 for Class B shares or Class C shares, and there is no minimum additional investment amount for Class Y shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.
------------------------------------------------------------------------------------------------------------------------------------
 Maximum purchase amounts     Purchases of each Pioneer Fund shares are limited to $49,999 for Class B shares and $999,999 for
                              Class C shares. There is no maximum purchase for Class A shares or Class Y shares. These limits are applied on a per transaction basis.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       Pioneer Growth Shares                      Pioneer Independence Fund
 Exchanging shares            You may exchange your shares for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000. Each Pioneer Fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred shares charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.

                              After you establish an eligible fund account, you can exchange shares of a Pioneer Fund by telephone or online.
------------------------------------------------------------------------------------------------------------------------------------
 Selling shares               Your shares will be sold at net asset value per share next calculated after a Pioneer Fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

                              If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell shares of a Pioneer Fund held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value              Each Pioneer Fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each Pioneer Fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

                              You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class A, Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.
------------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Pioneer Funds

     Because each Pioneer Fund has a similar investment objective and similar investment strategies, they are subject to similar principal risks. You could lose money on your investment in each Pioneer Fund or not make as much as if you invested elsewhere if:

     o The stock markets go down or perform poorly relative to other investments (this risk may be greater in the short term)

     o A Pioneer Fund's investments do not have the growth potential originally expected

     o Stocks in which each Pioneer Fund invests fall out of favor with investors

     Each Pioneer Fund is also subject to the following principal risks:

     Risks of non-U.S. investments. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that a Pioneer Fund invests significantly in one region or country. These risks may include:

     o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

     o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell a Pioneer Fund's portfolio securities at times, in amounts and at prices it considers reasonable

     o Adverse effect of currency exchange rates or controls on the value of a Pioneer Fund's investments

     o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

     o Economic, political and social developments may adversely affect the securities markets

     o Withholding and other non-U.S. taxes may decrease a Pioneer Fund's return

     Market segment risks. To the extent either Pioneer Fund emphasizes, from time to time, investments in a market segment, a Pioneer Fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts (REITs), may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

     With respect to Pioneer Growth Shares, industries in the health care segment, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

The Pioneer Funds' Fees and Expenses

     Shareholders of both Pioneer Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Pioneer Fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended June 30, 2007, and (ii) for Pioneer Independence Fund, the expenses of Pioneer Independence Fund for the twelve-month period ended June 30, 2007. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on June 30, 2007.

                                                                                                        Combined
                                                               Pioneer             Pioneer               Pioneer
                                                                Growth           Independence         Independence
                                                                Shares              Fund                Fund (Pro
                                                              (12 months         (12 months             Forma 12
                                                                 ended              ended             months ended
                                                            June 30, 2007)      June 30, 2007)       June 30, 2007)
                                                            -------------       -------------      ------------------
Shareholder transaction fees
 (paid directly from your investment)                          Class A              Class A             Class A
Maximum sales charge (load) when you buy shares
 as a percentage of offering price ...................            5.75%                5.75%               5.75%
Maximum deferred sales charge (load) as a
 percentage of offering price or the amount you
 receive when you sell shares, whichever is less .....            None(1)              None(1)             None(1)
Redemption fee as a percentage of amount
 redeemed, if applicable .............................            None                 None                None
Annual Fund operating expenses (deducted from
 fund assets) as a % of average daily net assets
Management Fee .......................................            0.70%(3)             0.75%               0.65%(6)
Distribution and Service (12b-1) Fee .................            0.25%                0.25%               0.25%
Other Expenses .......................................            0.49%                0.34%(4)            0.43%
Total Annual Fund Operating Expenses(2) ..............            1.44%                1.34%(4)            1.33%
---------------------------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations .............            0.00%               (0.01)%(5)          (0.08)%(5)
Net Expenses .........................................            1.44%                1.33%(5)             1.25%(5)

                                                                                               Combined
                                                             Pioneer          Pioneer           Pioneer
                                                             Growth        Independence      Independence
                                                             Shares            Fund            Fund (Pro
                                                           (12 months       (12 months         Forma 12
                                                              ended            ended         months ended
                                                         June 30, 2007)   June 30, 2007)    June 30, 2007)
                                                         -------------    -------------     -------------
Shareholder transaction fees
 (paid directly from your investment)                        Class B          Class B(7)        Class B
Maximum sales charge (load) when you buy shares
 as a percentage of offering price ...................          None             None              None
Maximum deferred sales charge (load) as a
 percentage of offering price or the amount you
 receive when you sell shares, whichever is less .....             4%               4%                4%
Redemption fee as a percentage of amount
 redeemed, if applicable .............................          None             None              None
Annual Fund operating expenses (deducted from
 fund assets) as a % of average daily net assets
Management Fee .......................................          0.70%(3)          N/A              0.65%(6)
Distribution and Service (12b-1) Fee .................          1.00%             N/A              1.00%
Other Expenses .......................................          0.85%             N/A              0.85%
Total Annual Fund Operating Expenses(2) ..............          2.55%             N/A              2.50%
-----------------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations .............          0.00%             N/A             (0.35)%(5)
Net Expenses .........................................          2.55%             N/A              2.15%(5)

                                                                                                Combined
                                                            Pioneer          Pioneer            Pioneer
                                                            Growth        Independence        Independence
                                                            Shares            Fund             Fund (Pro
                                                          (12 months       (12 months           Forma 12
                                                             ended            ended           months ended
                                                        June 30, 2007)   June 30, 2007)      June 30, 2007)
                                                        -------------    -------------       -------------
Shareholder transaction fees
 (paid directly from your investment)                      Class C          Class C              Class C
Maximum sales charge (load) when you buy shares
 as a percentage of offering price ...................        None             None                 None
Maximum deferred sales charge (load) as a
 percentage of offering price or the amount you
 receive when you sell shares, whichever is less .....        1.00%            1.00%                1.00%
Redemption fee as a percentage of amount
 redeemed, if applicable .............................        None             None                 None
Annual Fund operating expenses (deducted from
 fund assets) as a % of average daily net assets
Management Fee .......................................        0.70%(3)         0.75%                0.65%(6)
Distribution and Service (12b-1) Fee .................        1.00%            1.00%                1.00%
Other Expenses .......................................        0.50%            0.19%                0.48%
Total Annual Fund Operating Expenses(2) ..............        2.20%            1.94%                2.13%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations .............        0.00%            0.00%                0.00%(5)
Net Expenses .........................................        2.20%            1.94%(5)             2.13%(5)


                                                                                              Combined
                                                            Pioneer          Pioneer          Pioneer
                                                            Growth        Independence      Independence
                                                            Shares            Fund           Fund (Pro
                                                          (12 months       (12 months         Forma 12
                                                             ended            ended         months ended
                                                        June 30, 2007)   June 30, 2007)    June 30, 2007)
                                                        -------------    -------------     -------------
Shareholder transaction fees
 (paid directly from your investment)                      Class Y           Class Y          Class Y
Maximum sales charge (load) when you buy shares
 as a percentage of offering price ...................        None              None             None
Maximum deferred sales charge (load) as a
 percentage of offering price or the amount you
 receive when you sell shares, whichever is less .....        None              None             None
Redemption fee as a percentage of amount
 redeemed, if applicable .............................        None              None             None
Annual Fund operating expenses (deducted from
 fund assets) as a % of average daily net assets
Management Fee .......................................        0.70%(3)          0.75%            0.65%(6)
Distribution and Service (12b-1) Fee .................        None              None             None
Other Expenses .......................................        0.08%             0.08%            0.07%
Total Annual Fund Operating Expenses(2) ..............        0.78%             0.83%            0.72%
---------------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations .............         N/A               N/A              N/A
Net Expenses .........................................        0.78%             0.83%            0.72%

     The hypothetical examples below help you compare the cost of investing in each Pioneer Fund. It assumes that: (a) you invest $10,000 in each Pioneer Fund for the time periods shown, (b) you reinvest all dividends and distributions,
(c) your investment has a 5% return each year, (d) each Pioneer Fund's total operating expenses remain the same and (e) Pioneer's contractual expense limitation for each Pioneer Fund and the combined Pioneer Independence Fund's Class A, Class B and Class C shares is in effect for year one. Pro forma expenses are included assuming a Reorganization with your fund and Pioneer Independence Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                                               Combined
                                                                                                Pioneer
Number of years                                       Pioneer             Pioneer          Independence Fund
you own your shares                                Growth Shares     Independence Fund        (Pro Forma)
-----------------------------------------------   ---------------   -------------------   ------------------
Class A -- assuming redemption at end of period
 Year 1 .......................................        $  713              $  703               $  695
 Year 3 .......................................        $1,004              $  974               $  965
 Year 5 .......................................        $1,317              $1,266               $1,255
 Year 10 ......................................        $2,200              $2,094               $2,078
Class A -- assuming no redemption
 Year 1 .......................................        $  713              $  703               $  695
 Year 3 .......................................        $1,004              $  974               $  965
 Year 5 .......................................        $1,317              $1,266               $1,255
 Year 10 ......................................        $2,200              $2,094               $2,078
Class B -- assuming redemption at end of period(7)
 Year 1 .......................................        $  658               N/A                 $  618
 Year 3 .......................................        $1,093               N/A                 $1,045
 Year 5 .......................................        $1,455               N/A                 $1,399
 Year 10 ......................................        $2,613               N/A                 $2,520
Class B -- assuming no redemption(7)
 Year 1 .......................................        $  258               N/A                 $  218
 Year 3 .......................................        $  793               N/A                 $  745
 Year 5 .......................................        $1,355               N/A                 $1,299
 Year 10 ......................................        $2,613               N/A                 $2,520
Class C -- assuming redemption at end of period
 Year 1 .......................................        $  323              $  297               $  316
 Year 3 .......................................        $  688              $  609               $  667
 Year 5 .......................................        $1,180              $1,047               $1,144
 Year 10 ......................................        $2,534              $2,264               $2,462
Class C -- assuming no redemption
 Year 1 .......................................        $  223              $  197               $  216
 Year 3 .......................................        $  688              $  609               $  667
 Year 5 .......................................        $1,180              $1,047               $1,144
 Year 10 ......................................        $2,534              $2,264               $2,462
Class Y
 Year 1 .......................................        $   80              $   85               $   74
 Year 3 .......................................        $  249              $  265               $  230
 Year 5 .......................................        $  433              $  460               $  401
 Year 10 ......................................        $  966              $1,025               $  894

----------

(1) Class A purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(2) Each Pioneer Fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

    (3) Pioneer Growth Shares pays a management fee that is adjusted upward or downward based on its performance relative to an index. The fund's basic fee, before any performance adjustment, is 0.70% of average daily net assets. This fee is reduced at asset levels above $500 million. The management fee in the table above has been adjusted based on the fund's performance as of June 30, 2007.

    (4) Reflects conversion of Class A shares to Class P shares on June 22, 2007 and subsequent designation of Class P shares as Class A shares.

    (5) Net expenses in the table reflect the expense limitations that currently are in effect for each Pioneer Fund. Pioneer has contractually agreed to limit ordinary operating expense to the extent required to reduce the expenses of Pioneer Independence Fund to 1.25% and 2.15% of the average daily net asset attributable to Class A and Class C shares, respectively, of such Pioneer Fund. These expense limitations are in effect through May 1, 2009 for Class A shares and through May 1, 2008 for Class C shares. There are no contractual expense limits in effect for shares of Pioneer Growth Shares. If the shareholders of your fund approve the Reorganization, Pioneer also has contractually agreed to further limit the combined fund's ordinary operating expense to the extent required to reduce the combined fund's expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively, of the combined fund. This expense limitation would be in effect through May 1, 2009. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

    (6) If shareholders of your fund approve the Reorganization, Pioneer has agreed to lower Pioneer Independence Fund's management fee from 0.75% to 0.65%.

    (7) Class B shares of Pioneer Independence Fund are newly-organized and will be offered upon consummation of the Reorganization.

Comparison of each Pioneer Fund's Performance

     The bar charts show the year-by-year performance of each Pioneer Fund's Class A shares for the past 10 calendar years or since inception if less than 10 years. Class B, Class C and Class Y shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell Pioneer Fund shares. Any sales charge will reduce your return. The tables show average annual total return (before and after sales taxes) for each Pioneer Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Performance is not shown for Class B shares of Pioneer Independence Fund because Class B shares are newly-organized. The after-tax returns shown for each Pioneer Fund are for Class A only; after-tax returns for other classes will vary. Past performance (before and after taxes) does not indicate future results.

           Pioneer Growth Shares' Annual Returns -- Class A Shares*
                         (Years ended December 31)

[The following data was represented by a bar chart in the printed material.]

'97            43.78
'98            33.35
'99             7.40
'00            -9.56
'01           -19.23
'02           -34.89
'03            26.19
'04             6.29
'05             3.23
'06             8.95

----------
* During the period shown in the bar chart, Pioneer Growth Shares' highest quarterly return was 24.06% for the quarter ended June 30, 1997, and the lowest quarterly return was (20.20)% for the quarter ended June 30, 2002. For the period from January 1, 2007 to June 30, 2007, Pioneer Growth Shares' return was 8.87%.

     Pioneer Independence Fund's Annual Returns -- Class A Shares (formerly
                               Class P shares)* **

                            (Years ended December 31)

[The following data was represented by a bar chart in the printed material.]

'99            22.88
'00            15.38
'01           -11.86
'02           -22.18
'03            29.79
'04             9.53
'05             9.59
'06            10.96

----------

* During the period shown in the bar chart, Pioneer Independence Fund's highest quarterly return was 19.09% for the quarter ended June 30, 2003, and the lowest quarterly return was (18.36)% for the quarter ended September 30, 2002. For the period from January 1, 2007 to June 30, 2007, Pioneer Independence Fund's return was 11.52%.

** Prior to June 22, 2007, the fund offered separately-designated Class A shares and Class P shares. On June 22, 2007, existing Class A shares of the fund were converted to Class P shares. Class P shares were subsequently designated as Class A shares.

                         Average Annual Total Returns
                   (for periods ended December 31, 2006)

------------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                            1 Year       5 Years       10 Years      Inception
------------------------------------------------------------------------------------------------------------------
 Pioneer Growth Shares
------------------------------------------------------------------------------------------------------------------
  Class A -- Before Taxes                                    2.71%        (1.54)%        3.38%           7.65%
                                                                                                     (5/17/68)
------------------------------------------------------------------------------------------------------------------
  Class A -- After Taxes on Distributions(1)                 2.71%        (1.54)%        2.82%           5.65%
------------------------------------------------------------------------------------------------------------------
  Class A -- After Taxes on Distributions and Sale of
   Fund Shares(1)                                            1.76%        (1.30)%        2.80%           5.51%
------------------------------------------------------------------------------------------------------------------
  Class B -- Before Taxes                                    3.93%        (1.29)%        3.11%           6.22%
                                                                                                     (4/28/95)
------------------------------------------------------------------------------------------------------------------
  Class C -- Before Taxes(2)                                 8.19%        (1.18)%        3.24%           5.13%
                                                                                                     (1/3/96)
------------------------------------------------------------------------------------------------------------------
  Class Y -- Before Taxes                                    9.78%          0.35%        4.67%           7.99%(4)
                                                                                                     (5/17/68)
------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (reflects no deduction
  for taxes)(3)                                              9.07%          2.69%        5.44%          11.89%(5)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                  Since
                                                           1 Year      5 Years     10 Years     Inception
------------------------------------------------------------------------------------------------------------------
 Pioneer Independence Fund
------------------------------------------------------------------------------------------------------------------
  Class A (formerly Class P) -- Before Taxes(6)             4.59%        4.86%        N/A           5.03%
                                                                                                (3/16/98)
------------------------------------------------------------------------------------------------------------------
  Class A (formerly Class P) -- After Taxes on
   Distribution(1) (6)                                      1.54%        3.86%        N/A           4.00%
------------------------------------------------------------------------------------------------------------------
  Class A (formerly Class P) -- After Taxes on
   Distributions and Sale of Fund Shares(1) (6)             3.01%        3.59%        N/A           3.72%
------------------------------------------------------------------------------------------------------------------
  Class C -- Before Taxes                                    N/A          N/A         N/A           5.07%
                                                                                                (3/10/06)
------------------------------------------------------------------------------------------------------------------
  Class Y -- Before Taxes                                  11.21%        6.16%        N/A           5.77%(7)
                                                                                                (3/16/98)
------------------------------------------------------------------------------------------------------------------
 Russell 1000 Index (reflects no deduction for taxes)(3)   15.46%        6.82%        N/A           4.91%(8)
------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (reflects no deduction
  for taxes)(3)                                             9.07%        2.69%        N/A           1.41%(9)
------------------------------------------------------------------------------------------------------------------

----------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold a Pioneer Fund's shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C and Class Y shares will vary from the after-tax returns presented for Class A shares.

(2) The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

(3) The Russell 1000 Index measures the performance of large-cap U.S. stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. The benchmark of Pioneer Independence Fund has changed from the Russell 1000 Index to the Russell 1000 Growth Index. It is Pioneer's opinion that since the Russell 1000 Growth Index better reflects the fund's investment strategies, it is a more appropriate benchmark for the fund. Unlike the fund, the indices are not managed and do not incur expenses. The table reflects sales charges applicable to the class, assumes that you sell your shares at the end of the period and assumes that you reinvest all of your dividends and distributions

(4) Reflects the inception date of Pioneer Growth Shares' Class A shares. Class Y shares commenced operations on April 30, 1998.

(5) Reflects the return of the Russell 1000 Growth Index since December 31, 1978. Index return information is not available for prior periods. Return of the index since the inception of Class B shares: 8.41%. Return of the index since the inception of Class C shares: 6.67%.

(6) Prior to June 22, 2007, the fund offered separately-designated Class A shares and Class P shares. On June 22, 2007, existing Class A shares of the fund were converted to Class P shares. Class P shares were subsequently designated as Class A shares.

(7) Reflects the inception date of Pioneer Independence Fund's Class A (formerly Class P) shares. Class Y shares commenced operations on March 10, 2006.

(8) Reflects the return of the Russell 1000 Index since the inception of Pioneer Independence Fund's Class A (formerly Class P) shares. Return of the index since the inception of Class C shares and Class Y shares: 10.50%

(9) Reflects the return of the Russell 1000 Growth Index since the inception of Pioneer Independence Fund's Class A (formerly Class P) shares. Return of the index since the inception of Class C shares and Class Y shares: 5.80%

     The most recent portfolio management discussion of each Pioneer Fund's performance is attached as Exhibit B.

                          OTHER IMPORTANT INFORMATION
                         CONCERNING THE REORGANIZATION

                        Tax Capital Loss Carryforwards

     Federal income tax law permits a regulated investment company to carry forward its net capital losses for a period of up to eight taxable years. Your fund is presently entitled to net capital loss carryforwards for federal income tax purposes in the amounts set forth below. The Reorganization is expected to result in a limitation on Pioneer Independence Fund's ability to use carryforwards of your fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. That limitation, imposed by Section 382 of the Code, will apply if the shareholders of your fund own less than 50% of Pioneer Independence Fund immediately after the Reorganization, and will be imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limit. The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net asset value of your fund immediately prior to the Reorganization and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at the time of the Reorganization. Pioneer Independence Fund may also be prohibited, under Section 384 of the Code, from using your fund's loss carryforwards and unrealized losses against the unrealized gains of Pioneer Independence Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization. Therefore, you may pay more taxes, or pay taxes sooner, than you otherwise would if the Reorganization did not occur.

     As of December 31, 2006, your fund had the following unused capital loss carryforwards:

                                                      Fiscal Year of Expiration
Fiscal Year Generated      Amount of Carryforward      Prior to Reorganization
---------------------      ----------------------     -------------------------
12/31/2001 ............        $   56,585,081                 12/31/2009
12/31/2002 ............        $  344,674,317                 12/31/2010
12/31/2003 ............        $   90,748,184                 12/31/2011
                               --------------
 Total ................        $ (492,007,582)
                               ==============

     The Reorganization would impact the use of these loss carryforwards in the following manner: (1) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of your fund; (2) if limited by the Section 382 rules described above, the amount of your fund's capital loss carryforwards that can be utilized in any taxable year will be equal to the long-term tax-exempt rate at the time of the Reorganization, multiplied by the aggregate net asset value of your fund at the time of Reorganization (approximately $20,471,000 per year based on data as of June
2007); and (3) if the Reorganization closes on a date other than your fund's regular year end, it will cause your fund's losses to expire one year earlier than the time they otherwise would have expired. Consequently, a significant percentage of your fund's tax capital loss carryforwards may expire unutilized.

     As of December 31, 2006, Pioneer Independence Fund did not have any unused capital loss carryforwards.

     Since the Reorganization is not expected to close until December 2007, the capital loss carryforwards and limitations described above may change significantly between now and the completion of the Reorganization. Further, the ability of each of the Pioneer Funds to use these losses (even in the absence of a Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

                              Portfolio Securities

     If the Reorganization is effected, management will analyze and evaluate the portfolio securities of your fund being transferred to Pioneer Independence Fund. Consistent with Pioneer Independence Fund's investment objective and policies, any restrictions imposed by the Code and in the best interests of each of Pioneer Independence Fund's shareholders (including former shareholders of your fund), management will influence the extent and duration to which the portfolio securities of your fund will be maintained by Pioneer Independence Fund. It is possible that there may be dispositions of some of the portfolio securities of your fund following the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by the combined fund may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and the combined fund's ability to use any available tax loss carryforwards. The disposition of portfolio securities also may result in significant brokerage expense to the combined fund.

                                CAPITALIZATION

     The following table sets forth the capitalization of each Pioneer Fund as of June 30, 2007 and the pro forma combined capitalization of the combined fund as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both Pioneer Funds between June 30, 2007 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of both Pioneer Funds during that period resulting from income and distributions, and changes in the accrued liabilities of both Pioneer Funds during the same period.

                                                                          Pioneer
                                                                     Independence Fund       Pro Forma
                                 Pioneer            Pioneer              Pro Forma            Pioneer
                              Growth Shares    Independence Fund       Adjustments(1)    Independence Fund
                             (June 30, 2007)    (June 30, 2007)       (June 30, 2007)     (June 30, 2007)
                             --------------    -----------------     -----------------   ------------------
Net Assets ..............     $ 391,923,073        $ 571,655,184                           $   963,578,257
 Class A ................     $  67,546,719                    0                           $    67,546,719
 Class B ................     $  31,494,504        $   3,509,095            $2,378         $    35,001,222
 Class C ................     $   2,303,338        $  35,616,813            $2,576         $    37,917,575
 Class Y ................     $ 493,267,634        $ 610,781,093                           $ 1,104,043,773
Net Asset Value Per Share
 Class A ................     $       14.85        $       14.33                           $         14.33
 Class B ................     $       13.26        $           -                           $         14.33
 Class C ................     $       13.47        $       14.16                           $         14.16
 Class Y ................     $       15.81        $       14.36                           $         14.36
Shares Outstanding
 Class A ................        26,385,882           39,891,078                                67,240,909
 Class B ................         5,092,598                    0                                 4,713,658
 Class C ................         2,338,894              247,847                                 2,472,035
 Class Y ................           145,703            2,480,508                                 2,640,908

----------

(1) The pro forma data reflects adjustments to account for the combined costs of the Reorganization borne by the Pioneer Funds, which are estimated in the aggregate to be $75,000. Because of class specific expense limitations, the expenses of Class A and Class B shares will not increase as a result of the payment of any Reorganization costs, while $2,378 and $2,576 is expected to be borne by Class C and Class Y shares, respectively. Pioneer will bear the remaining costs of the Reorganization.


     It is impossible to predict how many shares of Pioneer Independence Fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of Pioneer Independence Fund shares that will actually be received and distributed.

         PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

     o The Reorganization is scheduled to occur as of the close of business on December 7, 2007, but may occur on such later date as the parties may agree in writing. Your fund will transfer all of its assets to Pioneer Independence Fund, and Pioneer Independence Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Pioneer Independence Fund's portfolio. The net asset value of both Pioneer Funds will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date.

     o Pioneer Independence Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Pioneer Independence Fund.

     o Pioneer Independence Fund will issue to your fund Class B shares with an aggregate net asset value equal to the net assets attributable to your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to

          Class B shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Pioneer Independence Fund.

     o Pioneer Independence Fund will issue to your fund Class C shares with an aggregate net asset value equal to the net assets attributable to your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Pioneer Independence Fund.

     o Pioneer Independence Fund will issue to your fund Class Y shares with an aggregate net asset value equal to the net assets attributable to your fund's Class Y shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class Y shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class Y shareholders of your fund will end up as Class Y shareholders of Pioneer Independence Fund.

     o    After the shares are issued, your fund will be dissolved.


Reasons for the Proposed Reorganization

     The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

     First, the Board considered that the Reorganization would eliminate confusion in the marketplace caused by having two substantially similar funds and enhancing the potential for one of the two funds to achieve growth in assets. The combined fund may be better positioned to attract assets than your fund. A combined fund with greater assets also may be better positioned to implement its investment strategies and achieve portfolio diversification than a fund with smaller assets.

     Second, the Board considered that Pioneer Independence Fund's performance was higher than your fund's performance for the one-year, three-year and five-year periods ended March 31, 2007, and since the Independence Fund's inception on March 16, 1998.

     Third, the Board considered that the pro forma gross expense ratios for the combined fund's Class A, Class B, Class C and Class Y shares are anticipated to be 1.33%, 2.50%, 2.13%, and 0.72%, respectively, and the historical expense ratios for the corresponding classes of shares of your fund are as follows:
1.44%, 2.55%, 2.20% and 0.78%, respectively. Therefore, the expense ratio of the combined fund is expected to be lower for each class of shares of the combined fund as compared to the same classes of your fund. In considering this fact, the Board noted that the pro forma expense ratio for the combined fund's Class C shares is anticipated to be 0.19% higher than the historical expense ratio for Class C shares of Pioneer Independence Fund. The Board considered that Class C shares of Pioneer Independence Fund historically benefited from lower transfer agency fee effective rates, due to a smaller number of accounts and its larger average account balances. The Board considered that the transfer agency fee effective rate can be expected to vary over time.

     Fourth, the Board considered that Pioneer has contractually agreed to limit ordinary operating expense to the extent required to reduce the combined fund's expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively, of the combined fund. Assuming the shareholders of your fund approve the Reorganization, this expense limitation will be in effect for the combined fund from the Closing Date of the Reorganization through May 1, 2009 for Class A shares and through May 1, 2008 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

     Fifth, the Board considered that your fund's management fee (0.70% before any performance adjustment) varies based on the fund's assets and the fund's performance and that Pioneer contractually limits any positive adjustment of your fund's management fee to 0.10% of the fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.80% after the performance adjustment). The Board noted that at June 30, 2007, the management fee payable by your fund was 0.70%, and that Pioneer Independence Fund's management fee (0.75%) is higher than your fund's performance-adjusted management fee. The Board considered that Pioneer has agreed to reduce its management fee to 0.65% upon the closing of the Reorganization. Although it is possible that the management fee of 0.65% for the combined fund could be higher than your fund's management fee from time to time, depending on the level of assets in the fund and the fund's performance, the Trustees believe that a flat fee of 0.65% is a long-term and certain shareholder benefit.

     The Board recognized that your fund's net unrealized gain as a percentage of net assets will increase as a result of the Reorganization but that the difference may vary significantly over the period prior to the Reorganization. Further, the Board recognized that your fund has tax loss carryforwards of approximately $490 million. The Board noted that a significant percentage of your fund's tax capital loss carryforwards may become unusable due to tax law limitations resulting from the Reorganization. The Board also noted that, to the extent that your fund's capital loss carryforwards can be utilized by the combined fund in the future, they will be shared among the shareholders of the combined fund, rather than only by the shareholders of your fund. However, the Board also considered that a significant portion of your fund's tax capital loss carryforwards are scheduled to expire by 2010. The Board noted that there can be no assurance that your fund would be able to use such losses if the Reorganization does not occur.

     The Board recognized that there is limited overlap in the portfolio securities held by each Pioneer Fund. The Board further recognized that the portfolio manager of the combined fund may conclude that a significant number of holdings of your fund are not consistent with the combined fund's long-term investment strategy and may dispose of such positions. The Board considered that the disposition of securities following the Reorganization could result in capital gains to the combined fund and could also result in significant brokerage expense to the combined fund. However, the Board also considered that the actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and the combined fund's ability to use available loss carryforwards.

     The Boards of both Pioneer Funds considered that given the expected costs of the Reorganization, each Pioneer Fund would bear 25% of all of the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the Reorganization. Pioneer will bear the remaining 50% of these expenses. The Boards of both funds estimate that these expenses in the aggregate will not exceed $150,000, of which each Pioneer Fund will bear approximately $37,500.

     The Boards of both Pioneer Funds considered that the Pioneer Funds' investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies, which would result in a decrease in the combined fund's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The Boards believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

     The Boards of Trustees of both Pioneer Funds also considered that the Reorganization presents an excellent opportunity for the shareholders of each Pioneer Fund to become investors in a combined fund that has a larger asset size than either Pioneer Fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both Pioneer Funds and their shareholders.

                     BOARDS' EVALUATION AND RECOMMENDATION

     For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interest of your fund and that the interests of your fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Pioneer Independence Fund, including the Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Independence Fund and that the interests of Pioneer Independence Fund's shareholders would not be diluted as a result of the Reorganization.

     The Trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

               TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

     o The Reorganization is scheduled to occur as of the close of business on December 7, 2007 but may occur on such later date as the parties may agree to in writing. Your fund will transfer all of its assets to Pioneer Independence Fund. Pioneer Independence Fund will assume all of your fund's liabilities. The net asset value of both Pioneer Funds will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date.

     o Pioneer Independence Fund will issue classes of shares to your fund with an aggregate net asset value equal to the net assets attributable to your fund's corresponding classes of shares. These shares will immediately be distributed to your fund's shareholders in proportion to the relative net asset value of their holdings of your fund's shares on the Closing Date. As a result, your fund's shareholders will end up as shareholders of the relevant class of Pioneer Independence Fund.

     o    After the shares are issued, your fund will be dissolved.

     o No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. After the Reorganization, any contingent deferred sales charge that applied to your Class A (if applicable), Class B or Class C shares of Pioneer Growth Shares at the time of the Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable contingent deferred sales charge, the period during which you held Class B or Class C shares (and the holding periods applicable to certain purchases of Class A shares) of Pioneer Growth Shares will be included in the holding period of the shares of Pioneer Independence Fund you receive as a result of the Reorganization.

     o The Reorganization is intended to result in no income, gain or loss for federal income tax purposes to either Pioneer Fund or their shareholders, except as set forth below under the heading "Tax Status of the Reorganization", and will not take place unless both Pioneer Funds involved in the Reorganization receive an opinion concerning the tax consequences of the Reorganization from Bingham McCutchen LLP, counsel to the Pioneer Funds, as further described below under the heading "Tax Status of the Reorganization".

Agreement and Plan of Reorganization

     The shareholders of your fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Exhibit A to this Proxy Statement/Prospectus and incorporated herein by this reference. The description of the Agreement and Plan of Reorganization contained herein, which includes the material provisions of the Agreement and Plan of Reorganization, is qualified in its entirety by the attached copy.

     Cancellation of Share Certificates. If your shares are represented by one or more share certificates before the Closing Date, on the Closing Date all certificates will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Pioneer Independence Fund shares. Pioneer Independence Fund will not issue share certificates in the Reorganization.

     Conditions to Closing the Reorganization. The obligation of your fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by Pioneer Independence Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Section 6).

     The obligation of Pioneer Independence Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Section
7).

     The obligations of your fund and Pioneer Independence Fund are subject to approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your fund in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Bingham McCutchen LLP as to the federal income tax consequences of the Reorganization (see Agreement and Plan of Reorganization, Section 8.5).

     Termination of Agreement and Plan of Reorganization. The Board of Trustees of each Pioneer Fund may terminate the Agreement and Plan of Reorganization (even if the shareholders of your fund have already approved it) at any time before the Closing Date, if the Board believes that proceeding with the Reorganization would no longer be in the best interests of shareholders of either Fund.

     Expenses of the Reorganization. Each Pioneer Fund will bear 25% of all the expenses of both funds incurred in connection with the Reorganization, including the costs of printing, mailing, legal fees, audit fees and solicitation expenses. Pioneer will bear the remaining 50% of these expenses.

                       TAX STATUS OF THE REORGANIZATION

     The Reorganization conditioned upon the receipt by each Pioneer Fund of an opinion from Bingham McCutchen LLP, counsel to the Pioneer Funds, substantially to the effect that, for federal income tax purposes:

     o The transfer to Pioneer Independence Fund of all of your fund's assets in exchange solely for the issuance of Pioneer Independence Fund shares to your fund and the assumption of your fund's liabilities by Pioneer Independence Fund, followed by the distribution of the Pioneer Independence Fund shares in complete liquidation of your fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the funds will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Pioneer Independence Fund as described above or (2) the distribution by your fund of the Pioneer Independence Fund shares to your fund's shareholders, except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in Section 1297(a) of the Code, or (C) any other gain that may be required to be recognized as a result of the closing of the Acquired Fund's taxable year;

     o No gain or loss will be recognized by Pioneer Independence Fund upon the receipt of your fund's assets solely in exchange for the issuance of Pioneer Independence Fund shares to your fund and the assumption of your fund's liabilities by Pioneer Independence Fund;

     o The basis of the assets of your fund acquired by Pioneer Independence Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by your fund on the transfer;

     o The holding period of the assets of your fund in the hands of Pioneer Independence Fund, other than assets with respect to which gain or loss is required to be recognized, will include your fund's holding period for those assets;

     o You will not recognize gain or loss upon the exchange of your shares of your fund solely for Pioneer Independence Fund shares as part of the Reorganization;

     o The aggregate basis of Pioneer Independence Fund shares received by you in the Reorganization will be the same as the aggregate basis of the shares of your fund you surrender in exchange; and

     o The holding period of Pioneer Independence Fund shares you receive will include the holding period of the shares of your fund that you surrender in exchange, provided that you held the shares of your fund as capital assets on the date of the exchange.

     In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of Pioneer Independence Fund and your fund.

     No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

     The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

                        VOTING RIGHTS AND REQUIRED VOTE

     Each share of your fund is entitled to one vote. A quorum is required to conduct business at the meeting. With respect to your fund, one-third of the outstanding shares of your fund entitled to cast votes at the meeting constitutes a quorum; however, since the proposal must be approved by "a majority of the outstanding voting securities," as defined under the 1940 Act, at least 50% of the outstanding shares must have submitted votes to approve the proposal with respect to your fund. For this purpose, a "majority of the outstanding shares of your fund" means the affirmative vote of the lesser of:

     1. 67% or more of the shares of your fund present at the meeting, if the holders of more than 50% of the outstanding shares of your fund entitled to vote are present or represented by proxy, or

     2.   more than 50% of the outstanding shares of your fund.

     The table below shows how shares will be treated for the purposes of quorum and voting requirements.

----------------------------------------------------------------------------------------------------------------------------------
           Shares                                   Quorum                                           Voting
----------------------------------------------------------------------------------------------------------------------------------
 In General                       All shares "present" in person or by proxy are   Shares "present" in person will be voted in
                                  counted toward a quorum.                         person at the meeting. Shares present by
                                                                                   proxy will be voted in accordance
                                                                                   with instructions.
----------------------------------------------------------------------------------------------------------------------------------
 Signed Proxy with no Voting      Considered "present" at meeting for purposes     Voted "for" the proposal.
 Instruction (other than Broker   of quorum.
 Non-Vote)
----------------------------------------------------------------------------------------------------------------------------------
 Broker Non-Vote (where the       Considered "present" at meeting for purposes     Broker non-votes do not count as a vote "for"
 underlying holder had not        of quorum.                                       the proposal and effectively result in a vote
 voted and the broker does not                                                     "against" the proposal.
 have discretionary authority to
 vote the shares)
----------------------------------------------------------------------------------------------------------------------------------
 Vote to Abstain                  Considered "present" at meeting for purposes     Abstentions do not constitute a vote "for" the
                                  of quorum.                                       proposal and effectively result in a vote
                                                                                   "against" the proposal.
----------------------------------------------------------------------------------------------------------------------------------

     If the required approval of shareholders is not obtained, the meeting may be adjourned as more fully described in this Proxy Statement/ Prospectus, and your fund will continue to engage in business as a separate mutual fund and the Board of Trustees will consider what further action may be appropriate.

                ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS

Investment Adviser

     Pioneer serves as the investment adviser to each Pioneer Fund. Pioneer oversees each fund's operations and is responsible for the day-to-day management of the fund's portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.P.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of August 31, 2007, assets under management were approximately $313 billion worldwide, including over $80 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

     The Board of Trustees of the Pioneer Funds is responsible for overseeing the performance of Pioneer Funds' investment adviser and determining whether to approve and renew each Pioneer Fund's investment management agreement.

Distributor and Transfer Agent

     PFD is each Pioneer Fund's distributor. Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") is each Pioneer Fund's transfer agent. Each Pioneer Fund compensates PFD and the transfer agent for their services. PFD and the transfer agent are affiliates of Pioneer.

Disclosure of Portfolio Holdings

     Each Pioneer Fund's policies and procedures with respect to the disclosure of its portfolio securities are described in the statement of additional information and on Pioneer's website at www.pioneerinvestments.com.

Buying, Exchanging and Selling Shares of the Pioneer Funds

     Net Asset Value. Each Pioneer Fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each Pioneer Fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

     Each Pioneer Fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, each Pioneer Fund uses a security's fair value. All methods of determining the value of a security used by a Pioneer Fund, including those discussed below, on a basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by a Pioneer Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the Pioneer Funds rely upon securities prices provided by pricing services.

     The fund uses the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

     Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. Each Pioneer Fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. Each Pioneer Fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that a Pioneer Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

     Distribution and Service Plans. Each Pioneer Fund has adopted a distribution plan for its Class A, Class B, and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Under each plan, a Pioneer Fund pays distribution and service fees to PFD. Because these fees are an ongoing expense of a Pioneer Fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

     Additional Payments to Financial Intermediaries. There are two principal ways you compensate the financial intermediary through which you buy shares of each Pioneer Fund -- directly, by the payment of sales commissions, if any; and indirectly, as a result of the Pioneer Fund paying Rule 12b-1 fees.

     Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer Funds over other mutual funds or assist the distributor in its efforts to promote the sale of a Pioneer Fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

     Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer Funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets attributable to the financial intermediary or as a per transaction fee.

     Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments could be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer Funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries for providing certain administrative services and transaction processing services.

     Pioneer may benefit from revenue sharing if the intermediary features the Pioneer Funds in its sales system (such as by placing certain Pioneer Funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer Funds or retain shares of the

Pioneer Funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer Funds' assets. Although an intermediary may request additional compensation from Pioneer to offset costs incurred by the financial intermediary in servicing its clients, the intermediary may earn a profit on these payments, if the amount of the payment may exceed the intermediary's costs.

     The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer Funds, as well as about fees and/or commissions it charges.

     Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer Funds. If your intermediary provides these services, Pioneer or the Pioneer Funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the Pioneer Funds.

     Opening Your Account. If your shares are held in your investment firm's name, the options and services available to you may be different from those described herein or in a Pioneer Fund's prospectus. Ask your investment professional for more information.

     If you invest in a Pioneer Fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in a Pioneer fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by a Pioneer Fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

     Account Options. Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

     Call or write to the transfer agent for account applications, account options forms and other account information:

     PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014
     Telephone 1-800-225-6292

     Telephone Transaction Privileges. If your account is registered in your name, you can buy, exchange or sell shares of the Pioneer funds by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

     When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. Each Pioneer Fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

     Online Transaction Privileges. If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

     To establish online transaction privileges complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerinvestments.com.

     To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. Each Pioneer fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

     Share Price. If you place an order to purchase, exchange, or sell shares with the transfer agent or a broker-dealer, your investment firm or plan administrator by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer, your investment firm or plan administrator after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. Your investment firm or plan administrator is responsible for transmitting your order to the fund in a timely manner.

     Transaction Limitations. Your transactions are subject to certain limitations, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive Trading" below.

     Buying Pioneer Fund Shares. You may buy shares of a Pioneer Fund from any investment firm that has a sales agreement with PFD. Participants in retirement plans generally must contact the plan's administrator to purchase shares.

     You can buy shares of the Pioneer Funds at the offering price. PFD may reject any order until it has confirmed the order in writing and received payment. Each Pioneer Fund reserves the right to stop offering any class of shares.

     Minimum Investment Amounts. Your initial investment for Class A, Class B and Class C shares must be at least $1,000, and for Class Y shares must be at least $5,000,000. Additional investments must be at least $100 for Class A shares and $500 for Class B and Class C shares. There is no minimum additional investment amount for Class Y shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The minimum investment amount does not apply for purposes of the Reorganization.

     Maximum Purchase Amounts. Purchases of each Pioneer Fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. These limits are applied on a per transaction basis. Class A shares and Class Y shares are not subject to a maximum purchase amount.

     Exchanging Pioneer Fund Shares. You may exchange your shares in a Pioneer Fund for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000.

     Each Pioneer Fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes. Shares you acquire as part of an exchange and shares your acquire as a result of this Reorganization will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

     Before you request an exchange, consider each Pioneer Fund's investment objective and policies as described in the relevant Pioneer Fund's prospectus.

     Selling Pioneer Fund Shares. Your shares will be sold at net asset value per share next calculated after a Pioneer Fund or its authorized agent receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. Each Pioneer Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

     You may have to pay federal income taxes on a sale or an exchange or any distributions received in cash or additional shares.

     Good order means that:

     o    You have provided adequate instructions

     o    There are no outstanding claims against your account

     o    There are no transaction limitations on your account

     o If you have any Pioneer Fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

     o    Your request includes a signature guarantee if you:

          -- Are selling over $100,000 or exchanging over $500,000 worth of shares

          -- Changed your account registration or address within the last 30 days

          -- Instruct the transfer agent to mail the check to an address different from the one on your account

          --   Want the check paid to someone other than the account owner(s)

          -- Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

----------------------------------------------------------------------------------------------------------------------------
                                    Buying Shares                                   Exchanging Shares
----------------------------------------------------------------------------------------------------------------------------
 THROUGH YOUR         Normally, your investment firm will send your      Normally, your investment firm will send your
 INVESTMENT FIRM      purchase request to PFD and/or the Pioneer         exchange request to the Pioneer Funds'
                      Funds' transfer agent.                             transfer agent.

                      CONSULT YOUR INVESTMENT PROFESSIONAL               CONSULT YOUR INVESTMENT
                      FOR MORE INFORMATION.                              PROFESSIONAL FOR MORE INFORMATION
                                                                         ABOUT EXCHANGING YOUR SHARES.
                      Your investment firm may receive a
                      commission from PFD for your purchase of
                      fund shares, and may receive additional
                      compensation from Pioneer for your purchase
                      of fund shares.
----------------------------------------------------------------------------------------------------------------------------
 BY PHONE OR ONLINE   You can use the telephone or online privilege if   After you establish your eligible fund account,
                      you have an existing non-retirement account.       you can exchange fund shares by phone or
                      Certain IRAs can use the telephone purchase        online if:
                      privilege. If your account is eligible, you can
                      purchase additional fund shares by phone or        o You are exchanging into an existing account
                      online if:                                           or using the exchange to establish a new
                                                                           account, provided the new account has a
                      o You established your bank account of record        registration identical to the original account
                        at least 30 days ago
                                                                         o The fund into which you are exchanging
                      o Your bank information has not changed for          offers the same class of shares
                        at least 30 days
                                                                         o You are not exchanging more than
                      o You are not purchasing more than $25,000           $500,000 worth of shares per account
                        worth of shares per account per day                per day

                      o You can provide the proper account               o You can provide the proper account
                        identification information                         identification information

                        When you request a telephone or online
                        purchase, the transfer agent will electronically
                        debit the amount of the purchase from your
                        bank account of record. The transfer agent will
                        purchase fund shares for the amount of the
                        debit at the offering price determined after
                        the transfer agent receives your telephone or
                        online purchase instruction and good funds.
                        It usually takes three business days for the
                        transfer agent to receive notification from
                        your bank that good funds are available in
                        the amount of your investment.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                     Buying Shares                                   Exchanging Shares
----------------------------------------------------------------------------------------------------------------------------
 IN WRITING, BY MAIL   You can purchase fund shares for an existing      You can exchange fund shares by mailing or
 OR BY FAX             fund account by mailing a check to the transfer   faxing a letter of instruction to the transfer
                       agent. Make your check payable to the fund.       agent. You can exchange Pioneer Fund shares
                       Neither initial nor subsequent investments        directly through a Pioneer Fund only if your
                       should be made by third party check. Your         account is registered in your name. However,
                       check must be in U.S. dollars and drawn on a      you may not fax an exchange request for
                       U.S. bank. Include in your purchase request       more than $500,000. Include in your letter:
                       the fund's name, the account number and the
                       name or names in the account registration.        o The name, social security number and
                                                                           signature of all registered owners

                                                                         o A signature guarantee for each registered
                                                                           owner if the amount of the exchange is
                                                                           more than $500,000

                                                                         o The name of the fund out of which you are
                                                                           exchanging and the name of the fund into
                                                                           which you are exchanging

                                                                         o The class of shares you are exchanging

                                                                         o The dollar amount or number of shares
                                                                           your are exchanging
----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                         Selling Shares                                              How to Contact Pioneer
---------------------------------------------------------------------------------------------------------------------------------
 Normally, your investment firm will send your request to sell    BY PHONE
 shares to the Pioneer Funds' transfer agent.                     For information or to request a telephone transaction between
                                                                  8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a
 CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE                    shareholder services representative call 1-800-225-6292
 INFORMATION.
                                                                  To request a transaction using FactFone(SM) call 1-800-225-4321
 Each Pioneer Fund has authorized PFD to act as its agent in
 the repurchase of fund shares from qualified investment firms.   Telecommunications Device for the Deaf (TDD) 1-800-225-1997
 Each Pioneer Fund reserves the right to terminate this
 procedure at any time.
---------------------------------------------------------------------------------------------------------------------------------
 IF YOU HAVE AN ELIGIBLE NON-RETIREMENT ACCOUNT, YOU              BY MAIL
 MAY SELL UP TO $100,000 PER ACCOUNT PER DAY BY                   Send your written instructions to: PIONEER INVESTMENT
 PHONE OR ONLINE. You may sell fund shares held in a              MANAGEMENT SHAREHOLDER SERVICES, INC. P.O. Box
 retirement plan account by phone only if your account is an      55014 Boston, Massachusetts 02205-5014
 eligible IRA (tax penalties may apply). You may not sell your
 shares by phone or online if you have changed your address       PIONEER WEBSITE
 (for checks) or your bank information (for wires and transfers)  www.pioneerinvestments.com in the last 30 days.
                                                                  BY FAX
                                                                  Fax your exchange and sale requests to: 1-800-225-4240

 You may receive your sale proceeds:
 o By check, provided the check is made payable exactly as
   your account is registered
 o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                      Selling Shares                                           How to Contact Pioneer
----------------------------------------------------------------------------------------------------------------------------
 You can sell some or all of your fund shares by WRITING
 DIRECTLY TO A PIONEER FUND only if your account is
 registered in your name. Include in your request your name, your social security number, the fund's name, your fund
 account number, the class of shares to be sold, the dollar
 amount or number of shares to be sold, and any other
 applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

 The transfer agent will not process your request until it is received in good order.

 You may sell up to $100,000 per account per day by fax.
----------------------------------------------------------------------------------------------------------------------------

Pioneer Fund Shareholder Account Policies

     Signature Guarantees and Other Requirements. You are required to obtain a signature guarantee when you are:

     o Requesting certain types of exchanges or sales of Pioneer Fund shares

     o Redeeming shares for which you hold a share certificate

     o Requesting certain types of changes for your existing account

     You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized understate law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

     The Pioneer Funds generally will accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The Pioneer Funds may accept other forms of guarantee from financial intermediaries in limited circumstances.

     Fiduciaries and corporations are required to submit additional documents to sell Pioneer Fund shares.

     Distribution Options. Each Pioneer Fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

     1. Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

     2. You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

     3. You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

     Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

     If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

     Directed Dividends. You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

     Excessive Trading. Frequent trading into and out of a Pioneer Fund can disrupt portfolio management strategies, harm a Pioneer Fund's performance by forcing a Pioneer Fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of a Pioneer Fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. Each Pioneer Fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in a Pioneer Fund's shares to be excessive for a variety of reasons, such as if:

     o You sell shares within a short period of time after the shares were purchased;

     o You make two or more purchases and redemptions within a short period of time;

     o You enter into a series of transactions that is indicative of a timing pattern or strategy; or

     o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

     Each Pioneer Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of a Pioneer Fund's shares by a Pioneer Fund's investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to a Pioneer Fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of a Pioneer Fund's shareholders.

     While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in a Pioneer Fund may be adversely affected. Frequently, a Pioneer Fund's shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the Pioneer Funds' policies.

     Each Pioneer Fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. Each Pioneer Fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that a Pioneer Fund believes are requested on behalf of market timers. Each Pioneer Fund reserves the right to reject any purchase request by any investor or financial institution if a Pioneer Fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to such Pioneer Fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in a Pioneer Fund. Each Pioneer Fund and its shareholders do not incur any gain or loss as a result of a rejected order. Each Pioneer Fund may impose further restrictions on trading activities by market timers in the future. Each Pioneer Fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

     To limit the negative effects of excessive trading on a Pioneer Fund, each Pioneer Fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from a Pioneer Fund, that investor shall be prevented (or "blocked") from purchasing shares of that Pioneer Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or "wrap" programs, or to transactions by other Pioneer funds that invest in that Pioneer Fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to the Pioneer money market funds. Purchases pursuant to the reinstatement privilege (for Class A and Class B shares) are subject to this policy.

     We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the Pioneer Funds' policy described above or their own policies or restrictions designed to limit excessive trading of Pioneer fund shares. However, we do not impose this policy at the omnibus account level.

     Minimum Account Size. Each Pioneer Fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, each Pioneer Fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

     Telephone and Website Access. You may have difficulty contacting a Pioneer Fund by telephone or accessing www.pioneerinvestments.com during times of market volatility or disruption in telephone or internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to reach a Pioneer Fund by telephone, you should communicate with the Pioneer Fund in writing.

     Share Certificates. The Pioneer Funds do not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

     Other Policies. Each Pioneer Fund and PFD reserve the right to:

     o reject any purchase or exchange order for any reason, without prior notice

     o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. Each Pioneer Fund will provide 60 days' notice of material amendments to or termination of the exchange privilege

     o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the SEC

     Each Pioneer Fund reserves the right to:

     o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the SEC determines an emergency or other circumstances exist that make it impracticable for a Pioneer Fund to sell or value its portfolio securities

     o redeem in kind by delivering to you portfolio securities owned by a Pioneer Fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

     o charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days' notice. The fund may do this by deducting the fee from your distribution of dividends and/or by redeeming shares to the extent necessary to cover the fee.

     Dividends and Capital Gains. Each Pioneer Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income in December. Each Pioneer Fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in a Pioneer Fund close to the time that such Pioneer Fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

     Taxes. For U.S. federal income tax purposes, distributions from each Pioneer Fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Distributions from a Pioneer Fund's net short-term capital gains are taxable as ordinary income. Dividends, other than exempt-interest dividends, are taxable either as ordinary income or, if so designated by a Pioneer Fund and certain other conditions, including holding period requirements, are met by a Pioneer Fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Generally, none of the dividends of each Pioneer Fund meet the requirements to be treated as qualified dividend income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

     When you sell or exchange a Pioneer Fund's shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year each Pioneer Fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

     You must provide your social security number or other taxpayer identification number to a Pioneer Fund along with the certifications required by the IRS when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

     You should ask your tax adviser about any federal, state, local and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult each Pioneer Fund's statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect a Pioneer Fund and its shareowners.

                             FINANCIAL HIGHLIGHTS
                           PIONEER INDEPENDENCE FUND

     The following tables show the financial performance of Class A shares (formerly Class P shares)(1) of Pioneer Independence Fund for the past five fiscal years, of Class C and Class Y shares since inception, and of each class for the semi-annual period ended June 30, 2007. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that your investment in Pioneer Independence Fund would have increased or decreased during each period (assuming reinvestment of all dividends and distributions). Financial highlights are not shown for Class B shares of Pioneer Independence Fund because Class B shares are newly-organized.

     The information below, except for the financial highlights for the six months ended June 30, 2007, has been audited by Ernst & Young LLP, Pioneer Independence Fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

                                                                      Period            Year           Year
                                                                       Ended           Ended           Ended
                                                                      6/30/07        12/31/06        12/31/05
Class A shares (formerly Class P shares)*                             -------        --------        --------
Net asset value, beginning of period                                $   12.85          $ 12.63       $  12.16
                                                                    ---------         -------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $    0.02        $   0.01        $   0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                          1.46            1.39            1.15
                                                                    ---------         -------        --------
  Net increase (decrease) from investment operations                $    1.48        $   1.40        $   1.16
Distributions to shareowners:
 Net investment income                                                     --           (0.01)          (0.01)
 Net realized gain                                                         --           (1.17)          (0.68)
                                                                    ---------        --------        --------
Net increase (decrease) in net asset value                          $    1.48        $   0.22        $   0.47
                                                                    ---------        --------        --------
Net asset value, end of period                                      $   14.33        $  12.85        $  12.63
                                                                    =========        ========        ========
Total return**                                                          11.52%          10.96%           9.59%
Ratio of net expenses to average net assets+                             1.33%***        1.50%           1.50%
Ratio of net investment income (loss) to average net assets+             0.25%***        0.12%           0.09%
Portfolio turnover rate                                                    23%***          72%            100%
Net assets, end of period (in thousands)                            $ 571,655        $495,745        $393,266
Ratios with no waiver of management fees and assumption of
 expenses by Pioneer and no reduction for fees paid indirectly:
 Net expenses                                                            1.34%***        1.53%           1.53%
 Net investment income (loss)                                            0.24%***        0.09%           0.06%
Ratios with waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                            1.33%***        1.50%           1.50%
 Net investment income (loss)                                            0.25%***        0.12%           0.09%

                                                                       Year            Year            Year
                                                                       Ended           Ended           Ended
                                                                     12/31/04        12/31/03        12/31/02
Class A shares (formerly Class P shares)*                            --------        --------        --------
Net asset value, beginning of period                                $   11.11        $   8.56        $  11.00
                                                                    ---------        --------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $    0.01        $  (0.03)       $  (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                          1.05            2.58           (2.43)
                                                                    ---------        --------        --------
  Net increase (decrease) from investment operations                $    1.06        $   2.55        $  (2.44)
Distributions to shareowners:
 Net investment income                                                  (0.01)             --              --
 Net realized gain                                                         --              --              --
                                                                    ---------        --------        --------
Net increase (decrease) in net asset value                          $    1.05        $   2.55        $  (2.44)
                                                                    ---------        --------        --------
Net asset value, end of period                                      $   12.16        $  11.11        $   8.56
                                                                    =========        ========        ========
Total return**                                                           9.53%          29.79%         (22.18)%
Ratio of net expenses to average net assets+                             1.50%           1.50%           1.50%
Ratio of net investment income (loss) to average net assets+             0.06%          (0.32)%         (0.11)%
Portfolio turnover rate                                                    93%             89%             53%
Net assets, end of period (in thousands)                            $ 291,317        $189,401        $ 86,712
Ratios with no waiver of management fees and assumption of
 expenses by Pioneer and no reduction for fees paid indirectly:
 Net expenses                                                            1.96%           2.09%           2.65%
 Net investment income (loss)                                           (0.40)%         (0.90)%         (1.26)%
Ratios with waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                            1.50%           1.50%           1.50%
 Net investment income (loss)                                            0.06%          (0.32)%         (0.11)%

*    Formerly Class P shares renamed Class A shares on June 22, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
***  Annualized.
+    Ratio with no reduction for fees paid indirectly.

                             FINANCIAL HIGHLIGHTS
                           PIONEER INDEPENDENCE FUND

                                                                                                    3/10/06 (a)
                                                                     Period Ended 6/30/07               to
                                                                          (unaudited)               12/31/06 (b)
Class C shares                                                       --------------------           -----------
Net asset value, beginning of period                                        $ 12.74                   $ 13.17
                                                                            -------                   -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $ (0.02)                  $    --(c)
 Net realized and unrealized gain on investments                               1.44                      0.81
                                                                            -------                   -------
  Net increase from investment operations                                   $  1.42                   $  0.81
Distributions to shareowners:
 Net investment income                                                           --                     (0.07)
 Net realized gain                                                               --                     (1.17)
                                                                            -------                   -------
Net increase (decrease) in net asset value                                  $  1.42                   $ (0.43)
                                                                            -------                   -------
Net asset value, end of period                                              $ 14.16                   $ 12.74
                                                                            =======                   =======
Total return*                                                                 11.15%                     6.04%(d)
Ratio of net expenses to average net assets                                    1.94%**                   2.08%**
Ratio of net investment loss to average net assets                            (0.31)%**                 (1.05)%**
Portfolio turnover rate                                                          23%**                     72%
Net assets, end of period (in thousands)                                    $ 3,509                   $   901
Ratios with no waiver of management fees and assumption of
 expenses by Pioneer and no reduction for fees paid indirectly:
 Net expenses                                                                  1.94%**                   2.08%**
 Net investment loss                                                          (0.31)%**                 (1.05)%**
Ratios with waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                                  1.94%**                   2.08%**
 Net investment loss                                                          (0.31)%**                 (1.05)%**

(a)  Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Amount rounds to less than one cent per share.
(d)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

                             FINANCIAL HIGHLIGHTS
                           PIONEER INDEPENDENCE FUND



                                                                                                 3/10/06 (a)
                                                                      Period Ended 6/30/07           to
                                                                           (unaudited)          12/31/06 (b)
Class Y shares                                                        --------------------      ------------
Net asset value, beginning of period                                        $ 12.85               $ 13.17
                                                                            -------               -------
Increase from investment operations:
 Net investment income                                                      $  0.03               $  0.03
 Net realized and unrealized gain on investments                               1.48                  0.86
                                                                            -------               -------
  Net increase from investment operations                                   $  1.51               $  0.89
Distributions to shareowners:
 Net investment income                                                           --                 (0.04)
 Net realized gain                                                               --                 (1.17)
Net increase (decrease) in net asset value                                  $  1.51               $ (0.32)
                                                                            -------               -------
Net asset value, end of period                                              $ 14.36               $ 12.85
                                                                            =======               =======
Total return*                                                                 11.75%                 6.74%(c)
Ratio of net expenses to average net assets                                    0.83%**               1.29%**
Ratio of net investment income to average net assets                           0.80%**               0.26%**
Portfolio turnover rate                                                          23%**                 72%
Net assets, end of period (in thousands)                                    $35,617               $    10
Ratios with no waiver of management fees and assumption of
 expenses by Pioneer and no reduction for fees paid indirectly:
 Net expenses                                                                  0.83%**               1.29%**
 Net investment income                                                         0.80%**               0.26%**
Ratios with waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                                  0.83%**               1.29%**
 Net investment income                                                         0.80%**               0.26%**

(a)  Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

                      INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

     In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the Trustees, officers and employees of your fund; by personnel of Pioneer or PIMSS, or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, have agreed to provide proxy solicitation services to your fund at a cost of approximately $20,000. Pioneer has agreed to pay 50% of the costs of preparing and printing the Proxy Statement/Prospectus and the solicitation costs incurred in connection with the Reorganization. The Pioneer Funds will each pay an equal portion of the remaining 50% of the costs incurred in connection with such Reorganization.


Revoking Proxies

     Each shareholder of your fund signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o By filing a written notice of revocation with your fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109,

     o By returning a duly executed proxy with a later date before the time of the meeting, or

     o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

     Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares

     Only shareholders of record on October 9, 2007 (the "record date") are entitled to notice of and to vote at the meeting. As of the record date, the following shares of your fund requesting a vote of its shareholders were outstanding:



Pioneer Growth Shares               Shares Outstanding (as of October 9, 2007)
---------------------               ------------------------------------------
Class A ............................                    [    ]
Class B ............................                    [    ]
Class C ............................                    [    ]
Class Y ............................                    [    ]

Other Business

     Your fund's Board of Trustees knows of no business to be presented for consideration at the meeting other than Proposal 1. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

     If, by the time scheduled for the meeting, a quorum of shareholders of your fund is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose an adjournment of the meeting to another date and time, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original meeting (in which case the Board of Trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

Telephone and Internet Voting

     In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone, the Internet or other electronic means. The voting procedures used in connection with such voting methods are designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If these procedures were subject to a successful legal challenge, such votes would not be counted at the shareholder meeting. The Pioneer Funds are unaware of any such challenge at this time. In the case of telephone voting, shareholders would be called at the phone number PIMSS has in its records for their accounts and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. In the case of automated telephone and Internet voting, shareholders would be required to provide their identifying information and will receive a confirmation of their instructions.

Shareholders' Proposals

     Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by your fund at 60 State Street, Boston, Massachusetts 02109 within a reasonable time before the meeting.

                   OWNERSHIP OF SHARES OF THE PIONEER FUNDS

     As of October 9, 2007, the Trustees and officers of each Pioneer Fund owned in the aggregate less than 1% of the outstanding shares of a Pioneer Fund. The following is a list of the holders of 5% or more of the outstanding shares of any class of a Pioneer Fund as of October 9, 2007.


--------------------------------------------------------------------------------
Pioneer Growth Shares
--------------------------------------------------------------------------------
Record Holder          Share Class       Number of Shares      Percent of Class
--------------------------------------------------------------------------------
                        Class A
--------------------------------------------------------------------------------
                        Class B
--------------------------------------------------------------------------------
                        Class C
--------------------------------------------------------------------------------
                        Class Y
--------------------------------------------------------------------------------
Pioneer Independence Fund
--------------------------------------------------------------------------------
                        Class A
--------------------------------------------------------------------------------
                        Class C
--------------------------------------------------------------------------------
                        Class Y
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    EXPERTS

     The financial highlights and financial statements of each Pioneer Fund for the past five fiscal years and any semi-annual period, as applicable, are incorporated by reference into this Proxy Statement/Prospectus. The financial highlights and financial statements of each Pioneer Fund for its most recent fiscal year end have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The information for the semi-annual period ended June 30, 2007 for Pioneer Independence Fund has not been audited.

                             AVAILABLE INFORMATION

     You can obtain more free information about each Pioneer Fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

     Each Pioneer Fund's statement of additional information and shareholder reports are available free of charge on the Pioneer Funds' website at www.pioneerinvestments.com

     Shareholder reports. Annual and semiannual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Pioneer Fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each Pioneer Fund's performance during its last fiscal year.

     Visit our website www.pioneerinvestments.com

     Each Pioneer Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Pioneer Funds and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

           EXHIBIT A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the day of __________, 2007, by and between Pioneer Independence Fund, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series, Pioneer Independence Fund (the "Acquiring Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer Growth Shares, a Delaware statutory trust (the "Acquired Trust"), on behalf of its series, Pioneer Growth Shares (the "Acquired Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

     This Agreement is intended to constitute a plan of a "reorganization" as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder. The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for
(A) the issuance of Class A, Class B, Class C, and Class Y shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the "Closing Date"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).

     WHEREAS, the Acquiring Trust and the Acquired Trust are each registered investment companies classified as management companies of the open-end type.

     WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

     WHEREAS, the Board of Trustees of the Acquiring Trust and the Acquired Trust have determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Acquired Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value ("NAV") equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund's shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume all of the liabilities and obligations of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, the "Assumed Liabilities"). Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

     1.2(a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Acquired Fund in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

     (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to

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acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the "Acquired Fund Shares") held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Acquired Trust instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Acquired Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

     1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 Any reporting responsibility of the Acquired Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). Pioneer Investment Management, Inc. (the "Acquiring Fund Adviser") shall compute the NAV per Acquiring Fund Share in the manner set forth in the Acquiring Trust's Agreement and Declaration of Trust (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information. The Acquiring Fund Adviser shall compute the NAV per share of the Acquired Fund in the manner set forth in the Acquired Trust's Agreement and Declaration of Trust, or By-laws, and the Acquired Fund's then-current prospectus and statement of additional information. The Acquiring Fund Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

     2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Adviser by dividing the NAV with respect to each class of the Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of an Acquiring Fund Share of the corresponding class, as determined in accordance with Paragraph 2.1.

     2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Acquiring Fund Adviser in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

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3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _______________, 2007, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts, or at such other place as the parties may agree.

     3.2 Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the "Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "Acquiring Fund Custodian") for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian's records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

     3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

     3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable (in the judgment of the Acquiring Trust Board with respect to the Acquiring Fund and the Acquired Trust Board with respect to the Acquired Fund), the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Acquired Trust's records by such officers or one of the Acquired Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 of this Agreement, the Acquired Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

     (a) The Acquired Fund is a series of the Acquired Trust. The Acquired Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquired Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Acquired Trust a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

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     (c) The Acquired Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a material violation of, any provision of the Acquired Trust's Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Trust to which the Acquired Fund is a party or by which the Acquired Fund or any of its assets are bound;

     (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund's business. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

     (e) All material contracts or other commitments of the Acquired Fund (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) will terminate at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

     (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended December 31, 2006, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

     (g) Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, [or its semi-annual report for the six-month period ended [ ]], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio, a decline in net assets of the Acquired Fund as a result of redemptions or the discharge of Acquired Fund liabilities shall not constitute a material adverse change;

     (h) The Acquired Fund is a separate series of the Acquired Trust treated as a separate corporation from each other series of the Acquired Trust under
Section 851(g) of the Code. For each taxable year of its existence, including the taxable year ending on the Closing Date, the Acquired Fund has had in effect an election to be treated as a "regulated investment company" under Subchapter M of the Code, has satisfied or will satisfy all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been or will be eligible to compute its federal income tax under Section 852 of the Code.

     (i) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

     (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

     (k) The Acquired Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund's Board

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of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

     (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Fund's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

     (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Acquired Fund of the transactions contemplated by this Agreement;

     (o) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

     (p) The prospectus and statement of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

     (q) The Acquired Fund currently complies in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund with respect to the Acquired Fund. All advertising and sales material currently used by the Acquired Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities used by the Acquired Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

     (r) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under
Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

     (s) The tax representation certificate to be delivered by Acquired Trust, on behalf of the Acquired Fund, to Bingham McCutchen LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

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     4.2 Except as set forth on a disclosure schedule previously provided by the
Acquiring Fund to the Acquired Fund, the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

     (a) The Acquiring Fund is a series of the Acquiring Trust. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

     (c) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (d) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

     (e) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (f) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a material violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound;

     (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund's business. Neither the Acquiring Fund nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

     (h) The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended December 31, 2006 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

     (i) Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, [or its semi-annual report for the
period ended [      ],] there has not been any material adverse change in the
Acquiring Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund's portfolio, a decline in net assets of the Acquiring Fund as a result of redemptions or the discharge of Acquiring Fund liabilities shall not constitute a material adverse change;

     (j) The Acquiring Fund is a separate series of the Acquiring Trust treated as a separate corporation from each other series of the Acquiring Trust under
Section 851(g) of the Code. For each taxable year of its existence, the Acquired Fund has had in effect an election to be treated as a "regulated investment company" under Subchapter M of the Code, has satisfied all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been eligible to compute its federal income tax under Section 852 of the Code.

     (k) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

     (m) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The information to be furnished in writing by the Acquiring Trust, on behalf of the Acquiring Fund, or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

     (o) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

     (p) The Acquiring Trust currently complies in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Trust currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material currently used by the Acquiring Trust complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities used by the Acquiring Trust during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

     (q) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under
Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

     (r) The tax representation certificate to be delivered by the Acquiring Fund to Bingham McCutchen LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.   COVENANTS OF THE FUNDS

     The Acquired Fund and the Acquiring Fund, respectively, hereby further covenant as follows:

     5.1 The Acquired Trust will call a special meeting of the Acquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

     5.2 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

     5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

     5.5 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.6 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund ("Statement of Assets and Liabilities") as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

     5.7 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

     6.1 All representations and warranties by the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 The Acquiring Trust shall have delivered to the Acquired Trust on the Closing Date a certificate of the Acquiring Trust, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Acquired Trust shall reasonably request;

     6.3 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to Bingham McCutchen LLP an Acquiring Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquired Fund;

     6.4 The Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

     6.5 The Acquired Trust, on behalf of the Acquired Fund, shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, and related matters of Bingham McCutchen LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Trust.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

     7.1 All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquired Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.6, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Trust's Treasurer or Assistant Treasurer;

     7.3 The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the Acquired Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

     7.4 The Acquired Trust, on behalf of the Acquired Fund, shall have delivered to Bingham McCutchen LLP an Acquired Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP , in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquired Fund; and

     7.5 The Board of Trustees of the Acquired Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.  FURTHER CONDITIONS PRECEDENT

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the Acquired Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.4 The Acquiring Fund's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending under the Securities Act;

     8.5 The parties shall have received an opinion of Bingham McCutchen LLP, satisfactory to the Acquired Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes (i) the transfer to the Acquiring Fund of all of the assets of the Acquired Fund in exchange solely for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in complete liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Acquiring Fund will be a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of the Acquired Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities, or upon the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in
Section 1297(a) of the Code, or (C) any other gain that may be required to be recognized as a result of the closing of the Acquired Fund's taxable year; (iii) the basis in the hands of the Acquiring Fund of the Acquired Assets will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;
(iv) the holding periods of the Acquired Assets in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which those assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Assets solely in exchange for Acquiring Fund Shares and the assumption of the Assumed Liabilities; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund Shares for Acquiring Fund Shares as part of the Reorganization; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund Shareholder receives in the Reorganization will be the same as the aggregate basis of the Acquired Fund Shares exchanged therefor; (viii) each Acquired Fund Shareholder's holding period for the Acquiring Fund Shares received in the Reorganization will include the period for which such shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shareholder held such Acquired Fund Shares as capital assets. Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.5.

     8.6 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under
Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.  BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The parties have been informed by Pioneer Investment Management, Inc. that it will pay 50% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses). Each of the Acquired Fund and the Acquiring Fund agrees to pay 25% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses).

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Trust and the Acquired Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The covenants to be performed after the Closing by both the Acquiring Trust and the Acquired Trust shall survive the Closing. The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

     (a) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

     (b) by resolution of the Acquired Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Acquired Trust or the Acquired Fund, or the trustees or officers of the Acquired Trust or the Acquiring Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Trust pursuant to Paragraph 5.1 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 60 State Street, Boston, Massachusetts 02109.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 [sec] 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Acquired Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Acquiring Trust's Declaration and the Acquired Fund's Declaration of Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the Acquired Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Acquired Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Acquiring Trust's Declaration and the Acquired Trust's Declaration of Trust, respectively.

                                    * * * * *

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.


Attest:                                   PIONEER GROWTH SHARES,
                                          on behalf of its series,
                                          PIONEER GROWTH SHARES


By: -----------------------------------   By: ----------------------------------
Name: [    ]                              Name:   [            ]
Title: Assistant Secretary                Title:  [            ]



Attest:                                   PIONEER INDEPENDENCE FUND,
                                          on behalf of its series,
                                          PIONEER INDEPENDENCE FUND


By: -----------------------------------   By: ----------------------------------
Name: [    ]                              Name:  [            ]
Title: Assistant Secretary                Title: [            ]

EXHIBIT B -- PORTFOLIO MANAGEMENT DISCUSSION OF EACH PIONEER FUND'S PERFORMANCE

PIONEER INDEPENDENCE FUND
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS A SHARES*
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the growth of the Russell 1000 Index and the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2006)

                          Net Asset Value   Public Offering
Period                        (NAV)         Price (POP)
Life-of-Class
(3/16/98)                      5.74%            -2.26%
5 Years                        6.11%            -7.63%
1 Year                        10.96%           -44.52%
Expense Ratio
(As of May 1, 2006)
                               Gross              Net
                               1.40%             1.40%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                            Pioneer           Russell         Russell 1000
                       Independence Fund    1000 Index**     Growth Index**
03/98                        $10,000          $10,000           $10,000
                             $ 9,693          $11,204           $12,046
12/99                        $11,910          $13,547           $16,040
                             $13,743          $12,492           $12,443
12/01                        $12,113          $10,937           $ 9,902
                             $ 9,426          $ 8,569           $ 7,141
12/03                        $12,234          $11,130           $ 9,265
                             $13,400          $12,399           $ 9,849
12/05                        $14,684          $13,176           $10,367
12/06                        $16,294          $15,214           $11,308

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP performance reflects plan sales charge of 50% on each of the first 12 plan investments. See the Pioneer Independence Plan prospectus for details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P.
** Index comparison begins 3/31/98.

PIONEER INDEPENDENCE FUND
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS C SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund compared to that of the growth of the Russell 1000 Index and the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2006)

                                If               If
Period                         Held           Redeemed
Life-of-Class
(3/10/06)                      6.04%            5.07%
Expense Ratio
(As of May 1, 2006)
                               Gross             Net
                               2.40%            2.15%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                            Pioneer           Russell         Russell 1000
                       Independence Fund    1000 Index*       Growth Index*
03/06                        $10,000          $10,000           $10,000
12/06                        $10,428          $11,050           $10,580

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/07 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Index comparison begins 3/31/06.

PIONEER INDEPENDENCE FUND
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS Y SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund compared to that of the growth of the Russell 1000 Index and the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2006)

                                If                If
Period                         Held            Redeemed
Life-of-Class
(3/16/98)                      5.77%            5.77%
5 Years                        6.16%            6.16%
1 Year                        11.21%           11.21%
Expense Ratio
(As of May 1, 2006)
                               Gross             Net
                               1.00%            1.00%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                            Pioneer           Russell         Russell 1000
                       Independence Fund    1000 Index*       Growth Index*
03/98                        $10,030          $10,000           $10,000
                             $ 9,693          $11,204           $12,046
12/99                        $11,910          $13,547           $16,040
                             $13,743          $12,492           $12,443
12/01                        $12,113          $10,937           $ 9,902
                             $ 9,426          $ 8,569           $ 7,141
12/03                        $12,234          $11,130           $ 9,265
                             $13,400          $12,399           $ 9,849
12/05                        $14,684          $13,176           $10,367
12/06                        $16,331          $15,214           $11,308

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the Fund's Class P shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class P shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Index comparison begins 3/31/98.

PORTFOLIO MANAGEMENT DISCUSSION
PIONEER INDEPENDENCE FUND 12/31/06

Pioneer Independence Fund has been re-categorized from large-cap core to large-cap growth. The large-cap growth category is a better reflection of the portfolio manager's style and approach. The move does not change the overall investment strategy or objective of the Fund. The re categorization necessitates a benchmark change from the Russell 1000 Index to the Russell 1000 Growth Index.

Good stock selection across a range of sectors brought positive results for Pioneer Independence Fund over the past twelve months. In the following discussion, Portfolio Manager Andrew Acheson reviews the market background and highlights factors that affected the period's returns.

Q:   What was the market background for the year?

A: Stock markets fell over the summer after rising earlier in the year. Prices came under pressure from fast-climbing energy costs and fears that the Federal Reserve Board might overdo its campaign of rate increases and bring on a recession. But conditions soon reversed. The Fed's August decision to delay any further hikes, coupled with falling oil and gas prices, gave the markets strong new momentum that carried prices higher through year-end.

Q:   How did the Fund perform against that background?

A: For the twelve months ended December 31, 2006, Pioneer Independence Fund's Class A shares had a total return of 11.38% at net asset value. That result exceeded the 9.07% return of the Russell 1000 Growth Index, but trailed the 15.46% return of the Russell 1000 Index. The Fund's results more than doubled the 5.60% average return of the 723 funds in Lipper's Large-Cap Growth Funds category.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Which of your decisions affected performance over the last twelve months?

A: Stock selection was key to this year's performance, with sector allocations detracting from results to a minor extent. The Fund's exposure to various sectors is not predetermined, but results from the investments we choose through our bottom-up selection process. We made a modest strategic shift over the summer, reducing exposure to consumer issues and expanding technology holdings, both through new acquisitions and by adding to existing positions at lower prices. That decision proved beneficial when tech shares moved higher, but our overweight position in this laggard sector hurt results, as did the Fund's underexposure to the strong-performing telecom sector.

Q:   What were some of the stocks that added to returns?

A: First Quantum Minerals, a Canadian mining company operating in Africa's copper-rich regions, was the period's best performer. First Quantum's production appears poised to grow for several years, and its production costs are relatively low. And although copper prices have fallen from recent peak levels, they remain high enough to generate solid profits.

     We took profits in Phelps Dodge and Freeport-McMoRan while copper prices were higher during the summer. Freeport later announced plans to purchase Phelps Dodge.

     Shares of Apple continued to rise, thanks to innovative products that appeal to consumers with their design and functionality. Sales of iPods remain dominant in their category; more importantly, the popularity of iPods has bolstered sales of Macintosh computers, helping Apple to strengthen its foothold in the personal computer market. A rebound in shares of semiconductor maker Broadcom also added to results. We purchased Broadcom while inventory worries and probes of option awards had depressed its shares.

     In financial services, Merrill Lynch enjoyed earnings gains as good times on Wall Street boosted volume in capital markets and within Merrill's large retail sales operation. Record capital markets activity and heavy trading volumes also benefited Goldman Sachs, another Fund holding.

Q:   What were some of the period's disappointments?

A: A sharp decline late in the year made Corning the Fund's most disappointing holding. Despite surging volumes, falling prices for flat-panel TVs, computer monitors and other LCD-based products eroded pricing for Corning's specialized glass products. We retained this holding because of its current low valuation.

     We sold our position in Palm, the maker of handheld data devices. Product delays and non-competitive pricing caused Palm to miss revenue targets as well as earnings expectations.

     Shares of Capital One, best known as a credit card issuer, declined; investors questioned the high price it paid for Long Island-based North Fork Bancorporation. The earlier acquisition of Hibernia Bank of New Orleans was better received.

     Intel suffered some loss of market share to Advanced Micro Devices (not in the portfolio) the second-largest maker of microchips. Intel's stock declined following our initial purchase, but made up some ground after we took advantage of lower prices and added to the Fund's position. We believe Intel will regain share as it addresses gaps in its product offerings and proceeds with a significant restructuring.

     We believe we were premature in our decision to sell EMC. Investors feared that possible problems in EMC's core information storage business might have led it to overpay in acquiring RSA Security, a developer of software for securing electronic data.

Q:   What is your outlook for the coming year?

A: We are generally optimistic about prospects for the U.S. economy in upcoming quarters. Although GDP growth slowed in the last half of 2006 as the economic cycle aged, we think the economy will at least partially regain momentum in the new year. Investors have been anticipating cuts in short-term interest rates and may welcome only a moderate economic reacceleration. But more rapid growth could keep the Fed on hold or trigger rate hikes instead, and cause some dislocation.

     The outlook for corporate earnings remains good and equity valuations appear reasonable. We also think that profits will grow faster in the tech sector than corporate earnings overall. And although declining prices for energy and other commodities have cooled inflationary fires, we think inflation rates are still outside the Fed's comfort zone and may be cause for concern.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

PIONEER INDEPENDENCE FUND
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                      CLASS A* SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)

                                          Net Asset Value     Public Offering
Period                                         (NAV)            Price (POP)
Life-of-Class
(3/16/98)                                       6.67%              6.00%
5 Years                                        11.35%             10.03%
1 Year                                         20.31%             13.41%
Expense Ratio
(Per prospectus dated April 30, 2007)
                                                Gross              Net
                                                1.50%             1.25%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                            Pioneer           Russell         Russell 1000
                       Independence Fund    1000 Index**     Growth Index**
03/98                        $ 9,425          $10,000           $10,000
                             $ 9,333          $10,250           $10,454
06/99                        $10,475          $12,497           $13,304
                             $13,224          $13,653           $16,719
06/01                        $12,363          $11,612           $10,671
                             $10,007          $ 9,535           $ 7,844
06/03                        $10,297          $ 9,626           $ 8,075
                             $11,886          $11,501           $ 9,519
06/05                        $12,216          $12,413           $ 9,679
                             $14,237          $13,540           $10,271
06/07                        $17,129          $16,306           $12,226

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class A shares for the period prior to the commencement of operations of Class A shares is the net asset value performance of the Fund's Class P shares, which has been restated to reflect differences in applicable sales charges, but not differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P.
** Index comparison begins 3/31/98.

PIONEER INDEPENDENCE FUND
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS C SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)

                                                 If                If
Period                                          Held            Redeemed
Life-of-Class
(3/10/06)                                      13.40%            13.40%
1 Year                                         19.67%            19.67%
Expense Ratio
(Per prospectus dated April 30, 2007)
                                                Gross              Net
                                                2.08%             2.08%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                            Pioneer           Russell         Russell 1000
                       Independence Fund    1000 Index*       Growth Index*
03/06                        $10,000          $10,000           $10,000
06/06                        $ 9,774          $ 9,834           $ 9,610
06/07                        $11,697          $11,843           $11,440

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Index comparison begins 3/31/06.

PIONEER INDEPENDENCE FUND
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)

                                                 If                 If
Period                                          Held             Redeemed
Life-of-Class
(3/16/98)                                       6.72%             6.72%
5 Years                                        11.45%            11.45%
1 Year                                         20.74%            20.74%
Expense Ratio
(Per prospectus dated April 30, 2007)
                                                Gross              Net
                                                1.29%             1.29%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                            Pioneer           Russell         Russell 1000
                       Independence Fund    1000 Index*       Growth Index*
03/98                        $10,000          $10,000           $10,000
                             $ 9,900          $10,250           $10,454
06/99                        $11,112          $12,497           $13,304
                             $14,028          $13,653           $16,719
06/01                        $13,115          $11,612           $10,671
                             $10,615          $ 9,535           $ 7,844
06/03                        $10,924          $ 9,626           $ 8,075
                             $12,608          $11,501           $ 9,519
06/05                        $12,959          $12,413           $ 9,679
                             $15,114          $13,540           $10,271
06/07                        $18,250          $16,306           $12,226

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the Fund's shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class P shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Index comparison begins 3/31/98.

PORTFOLIO MANAGEMENT DISCUSSION
PIONEER INDEPENDENCE FUND 6/30/07

Successful stock selection spread across varied sectors was once again the key to strong performance for Pioneer Independence Fund. In the following discussion, Portfolio Manager Andrew Acheson describes the period's investment background and details some of the companies behind the Fund's solid results.

Q:   What was the market background for the first six months of the year?

A: The stock market moved higher in the first part of 2007, as prices rose along with corporate earnings to extend the rally that began last summer. But equities stalled in February amid turmoil in the subprime mortgage market. Also causing concern were China's efforts to cool its red-hot economy, a move that could slash demand for numerous products and commodities, including metals. The selloff was brief, however, and stocks rose again until renewed subprime worries brought another decline in May. Shares then moved higher until the end of the period.

     Surprisingly strong first quarter earnings were key drivers of the continued strength. In addition, the weak U.S. dollar provided a tail wind for companies that generate substantial profits overseas, as earnings in stronger currencies translated into larger numbers of dollars. In addition, many firms instituted sizeable share-buyback programs, further bolstering equity prices.

Q:   How did the Fund perform against that background?

A: For the six months ended June 30, 2007, Independence Fund's Class A shares had a total return of 11.52% at net asset value, exceeding the 8.13% and 7.18% returns, respectively, of the Fund's benchmarks, the Russell 1000(TM) Growth Index and the Russell 1000 Index*. The Fund's results also exceeded the 7.58% average return of the 741 funds in the Lipper Large Cap Growth Funds category.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Which of your decisions affected performance favorably over the past six months?

A: Successful stock selection was the key to the Fund's outperformance of its benchmarks, while sector weightings made a modest contribution. The Fund's sector allocations are not pre-determined, but are the result of the stocks we choose based on our research-intensive approach. The portfolio's results during the period benefited from overweight positions in the strongly performing energy and technology sectors, as well as from our small exposure to the weak consumer discretionary area. In the laggard consumer staples sector, our underweight stance, plus good performance by individual holdings, enhanced results. Results among materials and industrial companies also were favorable.

Q:   Which holdings contributed most to Fund returns?

A: Supermarket chain Winn Dixie was the period's top performer. We conducted extensive research following the company's emergence from bankruptcy, a period when investors often overlook companies. Based on our conclusion that Winn Dixie held exceptional potential, we started investing in January. That decision has been rewarded as shares moved significantly higher during the period.

     Shares of Corning rebounded sharply from last year's decline, thanks to firmer pricing for specialty glass used in LCD displays for flat-panel televisions and other products. Glass-making capacity overall is expanding at a more rational pace, one that is better aligned with demand growth than was the case last year. The result has been stronger earnings for the whole industry.

     We had reduced our stake in Apple Computer as its valuation rose, but very favorable operating results have brought further price appreciation and all but restored the Fund's weighting in the stock. Holiday sales for iPods were very strong, and Apple's notebook computers have gained market share. In addition, the company enjoyed exceptional publicity leading up to the introduction of the iPhone at the end of June.

     Shares of cell phone maker Nokia also delivered strong gains. Nokia has captured market share from struggling rivals while at the same time expanding operating margins. We believe that prospects for continued earnings growth appear favorable.

Q:   What were some of the period's disappointments?

A: Disappointing holdings were few and declines generally minor over this period of strong performance. Vertex Pharmaceutical -- which specializes in drugs targeting serious diseases -- fell along with the weak biotech sector. However, there were no company-related problems; clinical trials for Vertex's Hepatitis C treatment are proceeding; and we believe the investment rationale for holding the stock remains intact.

     Broadcom, which makes components for telecommunications and other applications, was a laggard in the semiconductor sector. After contributing solidly to performance in earlier quarters, its shares have drifted in the absence of any specific news.

     Investor fears that subprime mortgage problems might spread to other credit sectors held back stocks of financial companies. Citigroup sagged following its strong run last year, while Merrill Lynch also languished.

Q:   What is your outlook for the balance of the year?

A: We believe a rebounding economy and continued dollar weakness will serve as catalysts for additional earnings expansion in upcoming quarters. Stock prices do not appear to be out of line with our earnings outlook, and we are still finding good companies to buy. In addition, corporate balance sheets are very healthy overall, with large stores of cash in many cases. Available cash and borrowings should sustain the current wave of stock buybacks, adding further support to stock prices. Technology will continue to be a key area of emphasis, as many tech companies carry valuations in line with the broader market despite their potential for greater earnings growth.

     A reaccelerating economy would support our conviction that rate cuts from the Federal Reserve Board (the Fed) are not forthcoming. And with core inflation contained for now, rate hikes also seem improbable. Thus far, it appears that credit difficulties are confined to the subprime sector. However, any contagion from that source could lead to higher rates as lenders tighten standards and make borrowing difficult for both companies and individuals. Under that scenario, which we do not think likely, the Fed might cut rates to reignite the economy.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

     * Note to Shareholders: The Fund's benchmark has changed from the Russell 1000 Index to the Russell 1000 Growth Index due to the Fund's investment category being restated as a large cap growth fund. Previously, the Fund was categorized as a large cap core fund. We will continue to provide the Fund's performance results measured against both its current and prior benchmarks for a period of one year (one semiannual and one annual reporting cycle).

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS A SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2006)

                           Net Asset Value  Public Offering
Period                         (NAV)         Price (POP)
10 Years                       3.99%            3.38%
5 Years                       -0.36%           -1.54%
1 Year                         8.95%            2.71%
Expense Ratio
(As of May 1, 2006)
                               Gross             Net
                               1.40%            1.40%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
12/96                        $ 9,425          $10,000
                             $13,556          $13,049
12/98                        $18,104          $18,100
                             $19,444          $24,101
12/00                        $17,584          $18,697
                             $14,202          $14,878
12/02                        $ 9,247          $10,730
                             $11,668          $13,922
12/04                        $12,402          $14,799
                             $12,803          $15,577
12/06                        $13,949          $16,991

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS B SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2006)

                                If                If
Period                         Held            Redeemed
10 Years                       3.11%            3.11%
5 Years                       -1.29%           -1.29%
1 Year                         7.93%            7.93%
Expense Ratio
(As of May 1, 2006)
                               Gross             Net
                               2.37%            2.37%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
12/96                        $10,000          $10,000
                             $14,274          $13,049
12/98                        $18,908          $18,100
                             $20,150          $24,101
12/00                        $18,085          $18,697
                             $14,492          $14,878
12/02                        $ 9,347          $10,730
                             $11,687          $13,922
12/04                        $12,319          $14,799
                             $12,585          $15,577
12/06                        $13,583          $16,991

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS C SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2006)

                                If               If
Period                         Held           Redeemed
10 Years                       3.24%            3.24%
5 Years                       -1.18%           -1.18%
1 Year                         8.19%            8.19%
Expense Ratio
(As of May 1, 2006)
                               Gross             Net
                               2.31%            2.31%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
12/96                        $10,000          $10,000
                             $14,344          $13,049
12/98                        $19,013          $18,100
                             $20,273          $24,101
12/00                        $18,179          $18,697
                             $14,592          $14,878
12/02                        $ 9,421          $10,730
                             $11,791          $13,922
12/04                        $12,433          $14,799
                             $12,710          $15,577
12/06                        $13,750          $16,991

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2006)

                                 If               If
Period                          Held           Redeemed
10 Years                       4.67%            4.67%
5 Years                        0.35%            0.35%
1 Year                         9.78%            9.78%
Expense Ratio
(As of May 1, 2006)
                               Gross             Net
                               0.73%            0.73%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
12/96                        $10,000          $10,000
                             $14,378          $13,049
12/98                        $19,263          $18,100
                             $20,821          $24,101
12/00                        $19,085          $18,697
                             $15,506          $14,878
12/02                        $10,153          $10,730
                             $12,922          $13,922
12/04                        $13,836          $14,799
                             $14,372          $15,577
12/06                        $15,778          $16,991

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy through April 30, 1998, the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PORTFOLIO MANAGEMENT DISCUSSION
PIONEER GROWTH SHARES 12/31/06

Note to Shareowners: Andrew Acheson and Timothy Mulrenan, two veteran equity managers, have assumed portfolio management responsibilities for Pioneer Growth Shares, effective January 16, 2007. Mr. Acheson has more than 12 years of professional investment experience, seven of them at Pioneer, where his responsibilities have included managing Pioneer Independence Fund and Pioneer Select Equity Fund. He holds an MBA from the Cranfield School of Management, England. Mr. Mulrenan, CFA, has more than 21 years of professional experience, including 10 years at Pioneer, where he is a member of the large-cap growth team. He has managed Pioneer's Concentrated Growth institutional portfolios as well as the large-cap equity portfolios of balanced funds.

Despite a dramatic decline from mid-May through mid-July, the domestic stock market posted strong results in 2006. As equities began recovering in July, large-cap growth companies assumed a leadership role in market performance for the second half of the year, while more cyclical stocks, which had been in favor the previous two years, began to lag. In the following interview, Christopher M. Galizio and Stephen A. Balter discuss the market and the factors that influenced Fund performance during 2006, when they managed the Fund. Portfolio Managers Andrew Acheson and Timothy Mulrenan, who took responsibility for Fund management on January 16, 2007, give their views on the outlook.

Q:   How did the Fund perform during the 12 months ended December 31, 2006?

A: Pioneer Growth Shares' performance improved dramatically in the second half of the year as the stock market finally began recognizing values in the large-cap growth stocks that we emphasize. After trailing the benchmark Russell 1000 Growth Index by more than two full percentage points during the year's first six months, the Fund's relative performance improved noticeably beginning in July. The Fund's Class A shares generated a total return of 8.95%, at net asset value, for the 12 months ended December 31, 2006. During the same period, the Russell 1000 Growth Index returned 9.07%, while the average performance of the 722 funds in Lipper's Large Cap Growth category was 5.60%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the primary factors affecting performance during the year ended December 31, 2006?

A: Throughout the 12 months, we positioned the Fund for a growth environment, emphasizing companies that we believed should be helped by developing long-term trends. We invested in information technology companies, whose products and services would be in demand as innovations speeded data transmission, allowed new formats to be transmitted digitally, and boosted corporate productivity generally. We also invested in health care companies that could offer services and products for an aging population. We saw good value in many large-cap companies in these sectors. Conversely, we deemphasized the more cyclical sectors, such as energy and industrials, that had performed well over the previous two years, but appeared to be richly priced as the 2003 - 2005 cyclical recovery played out. In the first half of 2006, this positioning did not yield good results, particularly as stock values dropped in the May - July interval. However, when the stock market began to recover in mid-July, the large-cap growth companies that we favored started leading the market, with technology stocks performing particularly well. In addition, many consumer discretionary companies, which had fallen to relatively low prices, outperformed in the face of expectations that a decelerating economy would impact consumption. In general, the growth companies that we emphasized led the market's second-half charge.

Q:   What types of investments most influenced Fund results in 2006?

A: Our technology investments performed well, with many of our holdings benefiting from the growing need for more bandwidth on the Internet to allow transmission of more complex digital files, including video. The trend led to strong revenue growth for holdings such as Cisco Systems and Juniper Networks, both of which produce routers and switchers, and for F5 Networks, a smaller company that specializes in sophisticated switches that increase network efficiency. We also had excellent results from our investment in Macrovision. Its software products make it easier to install software and protect against copyright theft over the Internet. Macrovision's stock alone climbed by more than 50% during 2006.

     Other outstanding performers included Altria Group, the parent company of both Philip Morris and Kraft Foods. As the risks from tobacco liability lawsuits appeared to decline, Altria announced plans to spin off its Kraft Foods unit -- a move welcomed by the stock market. Our investment in General Electric also performed well. We purchased GE at a low stock price at a time when we believed its earnings prospects were improving because of its leadership in many late-cyclical businesses, such as power generation plants and medical imaging. In health care, a stand-out performer was AstraZeneca, a London-based pharmaceutical company that appeared to be inexpensive and which was undergoing a restructuring program that reduced its operating costs substantially while maintaining revenues. We took profits and sold our position in AstraZeneca. Amgen, another health-care holding, was a disappointment in 2006, however. This biotechnology company underperformed because of fears about competition in the anemia market from a new drug that was being introduced by Roche. Another investment that detracted was Corning, a leading producer of glass for flatpanel televisions and computers. It was affected by intense competition in the flat-panel television market that pressured its revenue growth. Also holding back results was our position in Intel, which faced increased competition from AMD in semiconductors for personal computers. We sold our Intel holding, but retained positions in Amgen and Corning as of December 31, 2006.

Q:   What is your investment outlook?

A: As we enter 2007, we have maintained our emphasis on longterm, growth companies, with emphasis in the information technology and health care sectors, while de-emphasizing highly cyclical companies. At a time when we think the economic expansion is decelerating, we believe it makes sense to hold health care companies, which tend to perform relatively well as economic growth moderates.

     Our primary focus remains on individual stock selection. We search for stocks that are undervalued, relative to our calculations of future cash flows. Our focus is on companies that have superior cash flow growth and are selling at the right price.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS A SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)

                          Net Asset Value  Public Offering
Period                        (NAV)          Price (POP)
10 Years                       2.45%            1.85%
5 Years                        7.59%            6.32%
1 Year                        22.32%           15.30%
Expense Ratio
(As of May 1, 2007)
                               Gross              Net
                               1.42%            1.42%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
06/97                        $ 9,425          $ 10,000
                             $13,282          $ 13,139
06/99                        $15,829          $ 16,722
                             $15,183          $ 21,013
06/01                        $12,641          $ 13,412
                             $ 8,333          $ 9,859
06/03                        $ 8,333          $ 10,149
                             $ 9,109          $ 11,964
06/05                        $ 9,593          $ 12,165
                             $ 9,821          $ 12,909
06/07                        $12,013          $ 15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)

                                If               If
Period                         Held           Redeemed
10 Years                       1.56%            1.56%
5 Years                        6.54%            6.54%
1 Year                        21.10%           17.10%
Expense Ratio
(As of May 1, 2007)
                               Gross             Net
                               2.41%            2.41%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
06/97                        $10,000          $10,000
                             $13,973          $13,139
06/99                        $16,518          $16,722
                             $15,722          $21,013
06/01                        $12,992          $13,412
                             $ 8,503          $ 9,859
06/03                        $ 8,423          $10,149
                             $ 9,110          $11,964
06/05                        $ 9,515          $12,165
                             $ 9,638          $12,909
06/07                        $11,671          $15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)

                                If               If
Period                         Held           Redeemed
10 Years                       1.66%            1.66%
5 Years                        6.70%            6.70%
1 Year                        21.57%           21.57%
Expense Ratio
(As of May 1, 2007)
                               Gross             Net
                               2.19%            2.19%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
06/97                        $10,000          $10,000
                             $13,991          $13,139
06/99                        $16,555          $16,722
                             $15,747          $21,013
06/01                        $13,015          $13,412
                             $ 8,525          $ 9,859
06/03                        $ 8,446          $10,149
                             $ 9,155          $11,964
06/05                        $ 9,566          $12,165
                             $ 9,698          $12,909
06/07                        $11,789          $15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PIONEER GROWTH SHARES
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares compared to that of the growth of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)

                                If               If
Period                         Held           Redeemed
10 Years                       3.15%            3.15%
5 Years                        8.35%            8.35%
1 Year                        23.13%           23.13%
Expense Ratio
(As of May 1, 2007)
                               Gross             Net
                               0.72%            0.72%

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                             Pioneer        Russell 1000
                           Growth Shares    Growth Index
06/97                        $10,000          $10,000
                             $14,097          $13,139
06/99                        $16,870          $16,722
                             $16,417          $21,013
06/01                        $13,766          $13,412
                             $ 9,129          $ 9,859
06/03                        $ 9,197          $10,149
                             $10,121          $11,964
06/05                        $10,741          $12,165
                             $11,070          $12,909
06/07                        $13,630          $15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

PORTFOLIO MANAGEMENT DISCUSSION
PIONEER GROWTH SHARES 6/30/07

The domestic equity market provided solid results over the first half of 2007, supported by brisk corporate profit growth surpassing general expectations. Investments in large company stocks did particularly well for the six months, despite two bouts of market declines caused partly by fears about the effects of problems in the subprime mortgage industry. In the following interview, Andrew Acheson and Timothy Mulrenan, co-managers of the Fund's portfolio, discuss the market and the factors that influenced Fund performance during the six months ended June 30, 2007. They have managed the Fund since January 16, 2007.

Q:   How did the Fund perform during the first half of 2007?

A: The Fund did very well. Pioneer Growth Shares Class A shares generated a total return of 8.87%, at net asset value, for the six months ended June 30, 2007, outpacing both its market benchmark and the competitive funds average. For the same period, the Russell 1000 Growth Index posted 8.13% while the average return of the 741 funds in Lipper's Large Cap Growth Fund category was 7.58%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors that contributed to the Fund's performance?

A: The year started off well, with stocks continuing the rally that began in the summer of 2006. However, beginning in late February, equity prices suffered a sharp, three-week price drop. The primary cause was fear that problems in the subprime mortgage market might spread to the overall market, but a decline in the Chinese equity market also contributed to fears about the global economy. However, investors recovered confidence again in mid-March, and equities performed very well again through the end of May. The major force driving the market higher was the encouraging profitability of U.S. corporations. Earnings reported for both the final quarter of 2006 and the first quarter of 2007 were well above expectations, as corporations showed their ability to improve their operating results even as growth in the overall economy appeared to be decelerating. Average corporate earnings for the first quarter of 2007, for example, were 9.5% higher than a year earlier, far above the 3.5% increase anticipated by market analysts. However, the overall upward trajectory of stock prices was interrupted in June, the final month of the period. Again the primary factor was fear about the subprime mortgage market. The immediate catalyst for the June correction was news that two hedge funds that had invested in subprime mortgages were in serious financial trouble.

     Despite the two interruptions in the rally, the six-month period was very favorable for investors in large-cap stocks. While the main driver of the stock market advance was corporate profitability, stock prices also were supported by widespread corporate stock buy-back activity. In addition, many companies doing business in the global economy benefited from weakness in the U.S. dollar, which helped increase the profitability of business in other markets.

Q:   What types of investments most influenced Fund performance?

A: Stock selection was the primary driver of performance, with particularly good results in the consumer staples, financials, information technology and industrials sectors helping results. A slight relative emphasis on energy helped, as did the de-emphasis of consumer discretionary stocks. Within consumer staples, the biggest boost came from our investment in Winn-Dixie, the Southern regional grocery chain that emerged from bankruptcy protection in November 2006. Restructured, the company had re-entered the public market at a very attractive stock price, which almost doubled by the end of the period. Another major contributor was Teva Pharmaceuticals, the Israeli-based pharmaceutical company. The largest generic drug manufacturer in the world, Teva repeatedly surpassed sales and earnings expectations, and its pipeline of products continued to offer potential for future gains.

     Three information technology holdings also did very well. Corning, a major manufacturer of flat-screen LCD panels for televisions sets, computer monitors and smaller, hand-held communications devices, showed strong earnings improvement during the period. It benefited from improvements in pricing for flat-screen panels after problems occurred in 2006 when supply temporarily exceeded demand. Juniper Networks also performed very well based on a successful launch of new router products for communications networks. Another tech holding that did very well was Texas Instruments, whose results improved as demand for semi-conductor components accelerated. Contributing, too, was Marathon Oil, benefiting from increasing oil prices and expanding profits in the refining business.

     Despite the good performance overall, we did have some detractors from results. Biotechnology company Amgen was victim to several problems, including questions surrounding its Epogen product, which had been a strong source of earnings. Boston Scientific, another health care holding, fell in value because of questions about its drug-eluding stents used in cardiac treatment. Finally, technology manufacturer Motorola lost market share in the fiercely competitive cell phone market as it failed to have a successful strategy following up on the early success of its Razr Phone. We reduced our positions in all three companies during the reporting period.

Q:   What is your investment outlook?

A: We remain optimistic about prospects in the market. Despite the advances in stock prices in recent months, prices in the overall market still appear reasonable by historical standards. Inflation remains under control, and the Federal Reserve Board continues to be vigilant over the economy. We anticipate that corporate earnings may very well continue to surpass the results expected by the general market. Moreover, after a period of slowing, we believe that growth in Gross Domestic Product should begin to reaccelerate in the second half of 2007, giving further support to corporate earnings. The primary cause of concern remains the subprime mortgage industry. If its problems were to begin to spread to the general mortgage industry, the impact to the economy could be more serious. But as we enter the second half of the year, the rest of the economy appears to be performing well. Even commercial construction activity is robust, resisting the problems in the residential construction industry. Corporations are reinvesting in their businesses, cash flows are improving, and many companies are increasing their dividend payouts or buying back their shares from the market. Moreover, inflation appears to be within the range with which the Federal Reserve Board is comfortable. We don't anticipate any major changes in monetary policy from the nation's central bank -- unless the weakness in the subprime mortgage industry becomes contagious in the general economy.

     Overall, we think the prospects are good for continued good results in the stock market for the remainder of 2007.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                            PIONEER INDEPENDENCE FUND
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                                    [ ], 2007

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Proxy Statement and Prospectus (also dated [ ], 2007) which covers Class A, Class B, Class C and Class Y shares of Pioneer Independence Fund to be issued in exchange for corresponding shares of Pioneer Growth Shares. Please retain this Statement of Additional Information for further reference.

     The Prospectus is available to you free of charge (please call 1-800-225-6292).

                                                                    Page
                                                                    ----
INTRODUCTION ........................................................  2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE ....................  2
ADDITIONAL INFORMATION ABOUT PIONEER INDEPENDENCE FUND ..............  3
 FUND HISTORY .......................................................  3
 DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS ...................  3
 MANAGEMENT OF THE FUND .............................................  3
 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ................  3
 INVESTMENT ADVISORY AND OTHER SERVICES .............................  3
 PORTFOLIO MANAGERS .................................................  3
 BROKERAGE ALLOCATION AND OTHER PRACTICES ...........................  3
 CAPITAL STOCK AND OTHER SECURITIES .................................  3
 PURCHASE, REDEMPTION AND PRICING OF SHARES .........................  4
 TAXATION OF THE FUND ...............................................  5
 UNDERWRITERS .......................................................  5
 CALCULATION OF PERFORMANCE DATA ....................................  7
 FINANCIAL STATEMENTS ...............................................  7
ADDITIONAL INFORMATION ABOUT PIONEER GROWTH SHARES ..................  7
 FUND HISTORY .......................................................  7
 DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS ...................  7
 MANAGEMENT OF THE FUND .............................................  7
 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ................  8
 INVESTMENT ADVISORY AND OTHER SERVICES .............................  8
 PORTFOLIO MANAGERS .................................................  8
 BROKERAGE ALLOCATION AND OTHER PRACTICES ...........................  8
 CAPITAL STOCK AND OTHER SECURITIES .................................  8
 PURCHASE, REDEMPTION AND PRICING OF SHARES .........................  8
 TAXATION OF THE FUND ...............................................  8
 UNDERWRITERS .......................................................  8
 CALCULATION OF PERFORMANCE DATA ....................................  8
 FINANCIAL STATEMENTS ...............................................  8
PRO FORMA COMBINED FINANCIAL STATEMENTS .............................  9

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated [ ] 2007 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of Pioneer Growth Shares into Pioneer Independence Fund, and in connection with the solicitation by the management of Pioneer Growth Shares of proxies to be voted at the special meeting of shareholders of Pioneer Growth Shares to be held on December 4, 2007.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

     1. Pioneer Independence Fund's Statement of Additional Information for Class A shares (formerly Class P shares), dated April 30, 2007 (File Nos. 333-42105; 811-08547), as filed with the Securities and Exchange Commission on April 27, 2007 (Accession No. 0001051010-07-000008) is incorporated herein by reference.

     2. Pioneer Independence Fund's Statement of Additional Information for Class C and Class Y shares, dated April 30, 2007 (collectively with Pioneer Independence Fund's Statement of Additional Information for Class A shares, "Pioneer Independence Fund's SAI") (File Nos. 333-42105; 811-08547), as filed with the Securities and Exchange Commission on April 27, 2007 (Accession No. 0001051010-07-000008) is incorporated herein by reference.

     3. Pioneer Independence Fund's Annual Report for the fiscal year ended December 31, 2006 (File No. 811-08547), as filed with the Securities and Exchange Commission on March 1, 2007 (Accession No.
          0000276776-07-000017) is incorporated herein by reference.

     4. Pioneer Independence Fund's Semi-Annual Report for the fiscal period ended June 30, 2007 (File No. 811-08547), as filed with the Securities and Exchange Commission on August 28, 2007 (Accession No. 0000276776-07-000111) is incorporated herein by reference.

     5. Pioneer Growth Shares' Statement of Additional Information for Class A, B, C and Y shares, dated May 1, 2007 ("Pioneer Growth Shares' SAI") (File Nos. 002-28274; 811-01604), as filed with the Securities and Exchange Commission on April 30, 2007 (Accession No.
          0000908996-07-000007) is incorporated herein by reference.

     6. Pioneer Growth Shares' Annual Report for the fiscal year ended December 31, 2006 (File No. 811-01604), as filed with the Securities and Exchange Commission on March 1, 2007 (Accession No.
          0000276776-07-000016) is incorporated herein by reference.

     7. Pioneer Growth Shares' Semi-Annual Report for the fiscal period ended June 30, 2007 (File No. 811-01604), as filed with the Securities and Exchange Commission on August 28, 2007 (Accession No.
          0000276776-07-000110) is incorporated herein by reference.

     8. Pro forma financial statements for the combined Pioneer Growth Shares and Pioneer Independence Fund as of June 30, 2007.

                          ADDITIONAL INFORMATION ABOUT
                            PIONEER INDEPENDENCE FUND

FUND HISTORY

     For additional information about Pioneer Independence Fund generally and its history, see "Fund History" in Pioneer Independence Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about Pioneer Independence Fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in Pioneer Independence Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about Pioneer Independence Fund's Board of Trustees and officers, see "Trustees and Officers" in Pioneer Independence Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Annual Fee, Expense and Other Information--Share Ownership" in Pioneer Independence Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Adviser," "Shareholder Servicing/Transfer Agent," "Custodian" and "Independent Registered Public Accounting Firm" in Pioneer Independence Fund's SAI.

PORTFOLIO MANAGERS

     For addition information, see "Portfolio Management" in Pioneer Independence Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Pioneer Independence Fund's brokerage allocation practices, see "Portfolio Transactions" in Pioneer Independence Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Independence Fund, see "Description of Shares" in Pioneer Independence Fund's SAI.

     Following is additional information about the voting rights and other characteristics of shares of beneficial interest of Class B shares of Pioneer Independence Fund:

     The Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of Class B shares. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

     The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class B shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of Class B shares in connection with the distribution of shares.

     The shares of each series of the Fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the Fund vote together as a class on matters that affect all series of the Fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration of Trust without the affirmative vote of a majority of the Fund's shares. Shares have no preemptive or conversion rights.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of Pioneer International Equity Fund, see "Sales Charges," "Redeeming Shares," "Telephone and Online Transactions" and "Pricing of Shares" in Pioneer Independence Fund's SAI.

     Following is additional information about sales charges, redemption and pricing of Class B shares of Pioneer Independence Fund:

     SALES CHARGES

     Pioneer Independence Fund offers its shares at a reduced sales charge to investors who meet certain criteria that permit the Fund's shares to be sold with low distribution costs. These criteria are described below or in the Proxy Statement and Prospectus.

     You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within five years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. In processing redemptions of Class B shares, the Fund will first redeem shares not subject to any CDSC and then shares held longest during the five-year period. As a result, you will pay the lowest possible CDSC.

     The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

      -------------------------------------------------------------------
                                           CDSC as a % of Dollar Amount
        Year Since Purchase                Subject to CDSC
          First                                        4.0
          Second                                       4.0
          Third                                        3.0
          Fourth                                       2.0
          Fifth                                        1.0
          Sixth and thereafter                         0.0
      -------------------------------------------------------------------

     Shares purchased as part of an exchange or acquired as a result of a reorganization of Pioneer Growth Shares into Pioneer Independence Fund remain subject to any CDSC that applied to the shares you originally purchased.

     Proceeds from the CDSC are paid to Pioneer Funds Distributor, Inc. ("PFD"), the Pioneer Funds' principal underwriter and distributor and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.

     Class B shares will automatically convert into Class A shares eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares over time in the same proportion as other shares held in the account. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS") or an opinion of counsel that such conversions will not constitute taxable events for U.S. federal income tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

     No CDSC will be charged as a result of the Reorganization. After the Reorganization, any CDSC that applied to your Class B shares of Pioneer Growth Shares at the time of the Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable CDSC, the period during which you held Class B shares of Pioneer Growth Shares will be included in the holding period of the shares of Pioneer Independence Fund you receive as a result of the Reorganization.

     REDEEMING SHARES

     Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the New York Stock Exchange (the "Exchange") is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

     Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

     Systematic Withdrawal Plan(s) ("SWP"). A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from Fund share accounts having a total value of not less than $10,000. You must also be reinvesting all dividends and capital gain distributions to use the SWP option.

     Periodic payments of $50 or more will be deposited monthly, quarterly, semiannually or annually directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Payments can be made either by check or electronic funds transfer to a bank account designated by you. Withdrawals from Class B share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Qualifying for a reduced sales charge" in the Proxy Statement and Prospectus. If you direct that withdrawal payments be paid to another person, want to change the bank where payments are sent or designate an address that is different from the account's address of record after you have opened your account, a medallion signature guarantee must accompany your instructions.

     Withdrawals under the SWP are redemptions that may have tax consequences for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges. SWP redemptions reduce and may ultimately exhaust the number of shares in your account. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.

     A SWP may be terminated at any time (1) by written notice to PIMSS or from PIMSS to the shareholder; (2) upon receipt by PIMSS of appropriate evidence of the shareholder's death; or (3) when all shares in the shareholder's account have been redeemed. You may obtain additional information by calling PIMSS at 1-800-225-6292.

     Reinstatement Privilege. Subject to the provisions outlined in the Proxy Statement and Prospectus, you may reinvest all or part of your sale proceeds from Class B shares without a sales charge into Class A shares of a Pioneer mutual fund. However, the distributor will not pay your investment firm a commission on any reinvested amount.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in Pioneer International Equity Fund, see "Tax Status" in Pioneer Independence Fund's SAI.

UNDERWRITERS

     For additional information about the Pioneer Independence Fund's principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in Pioneer Independence Fund's SAI.

     Following is additional information about the plan of distribution for Class B shares of Pioneer Independence Fund:

     Class B Distribution Plan

     Pioneer Independence Fund has adopted a plan of distribution with respect to its Class B shares (the "Class B Plan"), pursuant to which certain distribution and service fees are paid to PFD. Because of the Class B Plan, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies. The Class B Plan is a compensation plan, which means that the amount of payments under the plans are not linked to PFD's expenditures, and, consequently, PFD can make a profit under the plan.

     PFD pays the selling broker-dealer a commission on the sale of Class B shares equal to 3.75% of the amount invested. This commission is paid at the time of sale of the Class B shares. In order to be entitled to a commission, the selling broker-dealer must have entered into a sales agreements with PFD. At the time of the sale of a Class B share, PFD may also advance to the broker-dealer, from PFD's own assets, the first-year service fee payable under the Class B Plan at a rate up to 0.25% of the purchase price of such share. If such an advance is made, the broker-dealer would not receive any further service fee until the 13th month following the purchase of Class B shares. As compensation for advancing the service fee, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase.

     The Class B Plan provides that the Fund shall pay to PFD, as the Fund's distributor for its Class B shares:

     o a distribution fee equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class B shares. The distribution fee compensates PFD for its distribution services with respect to Class B shares. PFD pays the commissions to broker-dealers discussed above and also pays:

          o the cost of printing prospectuses and reports used for sales purposes and the preparation and printing of sales literature and

          o other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

          o a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class B shares. PFD in turn pays the service fee to broker-dealers at a rate of up to 0.25% of the Fund's average daily net assets attributable to Class B shares owned by shareholder for whom that broker-dealer is the holder or dealer of record. This service fee compensates the broker-dealer for providing personal services and/or account maintenance services rendered by the broker-dealer with respect to Class B shares. PFD may from time to time require that dealers, in addition to providing these services, meet certain criteria in order to receive service fees. PFD is entitled to retain all service fees with respect to Class B shares for which there is no dealer of record or with respect to which a dealer is not otherwise entitled to a service fee. Such service fees are paid to PFD for personal services and/or account maintenance services that PFD or its affiliates perform for shareholder accounts.

     PFD also receives CDSCs attributable to Class B shares to compensate PFD for its distribution expenses. When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

     Since PFD pays commissions to broker-dealers at the time of the sale of Class B shares but only receives compensation for such expenses over time through the distribution fee and CDSC, the Class B Plan and underwriting agreement permit PFD to finance the payment of commissions to broker-dealers. In order to facilitate such financing, the Fund has agreed that the distribution fee will not be terminated or modified (including a modification in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares:

     o    issued prior to the date of any termination or modification;

     o attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification; or

     o issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification.

     The foregoing limitation does not apply to Class B shares issued after the termination or modification. The foregoing limitation on terminating or modifying the Class B Plan also does not apply to a termination or modification:

     o if a change in the Investment Company Act of 1940, as amended (the "1940 Act"), the rules or regulations under the 1940 Act, the Conduct Rules of the NASD or an order of any court or governmental agency requires such termination or modification (e.g. if the Conduct Rules were amended to establish a lower limit on the maximum aggregate sales charges that could be imposed on sales of fund shares);

     o if the Fund (or any successor) terminates the Class B Plan and all payments under the plan and neither the Fund (nor any successor) establishes another class of shares which has substantially similar characteristics to the Class B shares of the Fund; or

     o at any time by the Board of Trustees. However, the Board of Trustees may terminate or modify the Class B Plan only if the Fund and Pioneer Investment Management, Inc., the Pioneer Funds' investment adviser ("Pioneer") agree that none of the Fund, PFD or any of their affiliates will pay, after the date of termination or modification, a service fee with respect to the Fund's Class B shares and the termination or modification of the distribution fee applies equally to all Class B shares outstanding from time to time.

     In the underwriting agreement, the Fund agrees that subsequent to the issuance of a Class B share, the Fund will not waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B share, except:

     o as provided in the Fund's prospectus or statement of additional information; or

     o as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency.

     General

     In accordance with the terms of the Class B Plan, PFD provides to the Fund for review by the Trustees a quarterly written report of the amounts expended under the Class B Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Class B Plan, they will consider the continued appropriateness and the level of reimbursement or compensation the Class B Plan provides.

     No interested person of the Fund, nor any Trustee of the Fund who is not an interested person of the Fund, has any direct or indirect financial interest in the operation of the Class B Plan except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Class B Plan by the Fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano, or in UniCredito Italiano's subsidiaries.

     The Class B Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Class B Plan will benefit the Fund and its current and future shareholders. The Class B Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby, and material amendments of the Class B Plan must also be approved by the Trustees as provided in Rule 12b-1.

     Upon redemption, Class B shares are subject to a CDSC at a rate declining from a maximum 4% of the lower of the cost or market value of the shares.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of Pioneer Independence Fund, see "Investment Results" in Pioneer Independence Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in Pioneer Independence Fund's SAI.

                          ADDITIONAL INFORMATION ABOUT
                              PIONEER GROWTH SHARES

FUND HISTORY

     For additional information about Pioneer Growth Shares generally and its history, see "Fund History" in Pioneer Growth Shares' SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about Pioneer Growth Shares' investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in Pioneer Growth Shares' SAI.

MANAGEMENT OF THE FUND

     For additional information about Pioneer Growth Shares' Board of Trustees and officers, see "Trustees and Officers" in Pioneer Growth Shares' SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Annual Fee, Expense and Other Information--Share Ownership" in Pioneer Growth Shares' SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Adviser," "Shareholder Servicing/Transfer Agent," "Custodian" and "Independent Registered Public Accounting Firm" in Pioneer Growth Shares' SAI.

PORTFOLIO MANAGERS

     For addition information, see "Portfolio Management" in Pioneer Growth Shares' SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Pioneer Growth Shares' brokerage allocation practices, see "Portfolio Transactions" in Pioneer Growth Shares' SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Growth Shares, see "Description of Shares" in Pioneer Growth Shares' SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of Pioneer Growth Shares, see "Sales Charges," "Redeeming Shares," "Telephone and Online Transactions" and "Pricing of Shares" in Pioneer Growth Shares' SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in Pioneer Growth Shares, see "Tax Status" in Pioneer Growth Shares' SAI.

UNDERWRITERS

     For additional information about the Pioneer Growth Shares' principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in Pioneer Growth Shares' SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of Pioneer Growth Shares, see "Investment Results" in Pioneer Growth Shares' SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in Pioneer Growth Shares' SAI.

                     PRO FORMA COMBINED FINANCIAL STATEMENTS

Pro Forma Combined Schedule of Investments
June 30, 2007
(unaudited)

   Pioneer                      Pioneer
   Growth                   Independence Fund                                                           % of
   Shares        Pioneer       Pro Forma                                                              Pro Forma
    Fund      Independence     Combined                                                               Combined
   Shares      Fund Shares      Shares                                                               Net Assets
------------ -------------- --------------                                                          ------------
                                                   COMMON STOCKS                                        99.6%
                                                   Energy                                                5.7%
                                                   Integrated Oil & Gas                                  5.7%
    131,900           --        131,900            ConocoPhillips
         --       33,000         33,000            Exxon Mobil Corp.
         --      306,415        306,415            Hess Corp.
    118,900           --        118,900            Repsol SA (A.D.R.)
         --      192,380        192,380            Suncor Energy, Inc.
    172,800           --        172,800            USX-Marathon Group, Inc.


                                                   Total Energy
                                                   Materials                                             0.5%
                                                   Diversified Metals & Mining                           0.3%
         --       38,065         38,065            First Quantum Minerals, Ltd.
                                                   Industrial Gases                                      0.2%
         --       27,900         27,900            Praxair, Inc.
                                                   Total Materials
                                                   Capital Goods                                        10.9%
                                                   Aerospace & Defense                                   6.9%
         --       97,900         97,900            Boeing Co.
         --       47,400         47,400            General Dynamics Corp.
    107,100      338,450        445,550            Honeywell International, Inc.
     76,600           --         76,600            L-3 Communications Holdings, Inc.
    217,000      214,800        431,800            United Technologies Corp.


                                                   Construction & Farm Machinery & Heavy Trucks          1.1%
     75,300       81,600        156,900            Caterpillar, Inc.
                                                   Industrial Conglomerates                              2.9%
    159,600           --        159,600            3M Co.
    467,700           --        467,700            General Electric Co.


                                                   Total Capital Goods                                   0.6%
                                                   Automobiles & Components                              0.6%
                                                   Automobile Manufacturers
         --      651,000        651,000            Ford Motor Corp.
                                                   Total Automobiles & Components
                                                   Consumer Durables & Apparel                           0.9%
                                                   Footwear                                              0.9%
    166,400           --        166,400            Nike, Inc.
                                                   Total Consumer Durables & Apparel
                                                   Consumer Services                                     0.6%
                                                   Hotels, Resorts & Cruise Lines                        0.6%
    129,000           --        129,000            Carnival Corp.
                                                   Total Consumer Services

                                                                                          Pioneer
                                                  Pioneer                            Independence Fund
                                                  Growth             Pioneer             Pro Forma
                                                  Shares        Independence Fund         Combined
                                                  Market              Market               Market
                                                   Value               Value               Value
                                              --------------      --------------      ---------------
COMMON STOCKS
Energy
Integrated Oil & Gas
ConocoPhillips                                    $10,354,150       $        --        $ 10,354,150
Exxon Mobil Corp.                                          --         2,768,040           2,768,040
Hess Corp.                                                 --        18,066,228          18,066,228
Repsol SA (A.D.R.)                                  4,601,430                --           4,601,430
Suncor Energy, Inc.                                        --        17,298,810          17,298,810
USX-Marathon Group, Inc.                           10,361,088                --          10,361,088
                                                  -----------       -----------        ------------
                                                  $25,316,668       $38,133,078        $ 63,449,746
                                                   -----------      -----------        ------------
Total Energy                                      $25,316,668       $38,133,078        $ 63,449,746
                                                  -----------       -----------        ------------
Materials
Diversified Metals & Mining
First Quantum Minerals, Ltd.                      $        --       $ 3,274,586        $  3,274,586
                                                  -----------       -----------        ------------
Industrial Gases
Praxair, Inc.                                     $        --       $ 2,008,521        $  2,008,521
                                                  -----------       -----------        ------------
Total Materials                                   $        --       $ 5,283,107        $  5,283,107
                                                  -----------       -----------        ------------
Capital Goods
Aerospace & Defense
Boeing Co.                                        $        --       $ 9,414,064        $  9,414,064
General Dynamics Corp.                                     --         3,707,628           3,707,628
Honeywell International, Inc.                       6,027,588        19,047,966          25,075,554
L-3 Communications Holdings, Inc.                   7,460,074                --           7,460,074
United Technologies Corp.                          15,391,810        15,235,764          30,627,574
                                                  -----------       -----------        ------------
                                                  $28,879,472       $47,405,422        $ 76,284,894
                                                  -----------       -----------        ------------
Construction & Farm Machinery & Heavy Trucks
Caterpillar, Inc.                                 $ 5,895,990       $ 6,389,280        $ 12,285,270
                                                  -----------       -----------        ------------
Industrial Conglomerates
3M Co.                                            $13,851,684       $        --        $ 13,851,684

General Electric Co.                               17,903,556                --          17,903,556
                                                  -----------       -----------        ------------
                                                  $31,755,240       $        --        $ 31,755,240
                                                  -----------       -----------        ------------
Total Capital Goods                               $66,530,702       $53,794,702        $120,325,404
                                                  -----------       -----------        ------------
Automobiles & Components
Automobile Manufacturers
Ford Motor Corp.                                  $        --       $ 6,132,420        $  6,132,420
                                                  -----------       -----------        ------------
Total Automobiles & Components                    $        --       $ 6,132,420        $  6,132,420
                                                  -----------       -----------        ------------
Consumer Durables & Apparel
Footwear
Nike, Inc.                                        $ 9,699,456       $        --        $  9,699,456
                                                  -----------       -----------        ------------
Total Consumer Durables & Apparel                 $ 9,699,456       $        --        $  9,699,456
                                                  -----------       -----------        ------------
Consumer Services
Hotels, Resorts & Cruise Lines
Carnival Corp.                                    $ 6,291,330       $        --        $  6,291,330
                                                  -----------       -----------        ------------
Total Consumer Services                           $ 6,291,330       $        --        $  6,291,330
                                                  -----------       -----------        ------------

   Pioneer                       Pioneer
    Growth                  Independence Fund                                                         % of
    Shares        Pioneer       Pro Forma                                                           Pro Forma
     Fund      Independence     Combined                                                            Combined
    Shares      Fund Shares      Shares                                                            Net Assets
------------- -------------- --------------                                                       ------------
                                                   Media                                                 1.6%
                                                   Movies & Entertainment                                1.6%
         --      473,000        473,000            Time Warner, Inc.
    177,450           --        177,450            Viacom, Inc. (Class B) *


                                                   Total Media
                                                   Retailing                                             4.8%
                                                   Apparel Retail                                        2.8%
    161,100           --        161,100            Abercrombie & Fitch Co.
    334,600      345,900        680,500            TJX Companies, Inc.


                                                   Computer & Electronics Retail                         0.4%
         --      101,300        101,300            Best Buy Co., Inc.
                                                   Department Stores                                     0.8%
         --       50,325         50,325            Sears Holdings Corp. *

                                                   Home Improvement Retail                               0.9%
    244,600           --        244,600            Home Depot, Inc.
                                                   Total Retailing
                                                   Food & Drug Retailing                                 4.6%
                                                   Drug Retail                                           2.2%
    414,400      116,800        531,200            CVS Corp.
         --      109,900        109,900            Walgreen Co.


                                                   Food Retail                                           2.4%
    291,281      608,909        900,190            Winn-Dixie Stores, Inc. *

                                                   Total Food & Drug Retailing
                                                   Food, Beverage & Tobacco                              2.9%
                                                   Packaged Foods & Meats                                1.0%
         --      204,600        204,600            H.J. Heinz Co., Inc.
         --       18,000         18,000            Nestle SA (A.D.R.)


                                                   Soft Drinks                                           0.8%
     86,100           --         86,100            Fomento Economico Mexicano SA de C.V.
         --       84,600         84,600            PepsiCo, Inc.


                                                   Tobacco                                               1.1%
    174,100           --        174,100            Altria Group, Inc.
                                                   Total Food, Beverage & Tobacco
                                                   Household & Personal Products                         2.0%
                                                   Household Products                                    2.0%
    272,500           --        272,500            Procter & Gamble Co.
         --       80,100         80,100            Colgate-Palmolive Co.


                                                   Total Household & Personal Products

                                                                                        Pioneer
                                                    Pioneer                        Independence Fund
                                                    Growth             Pioneer         Pro Forma
                                                    Shares        Independence Fund     Combined
                                                    Market              Market           Market
                                                    Value               Value             Value
                                                --------------     --------------      -------------
Media
Movies & Entertainment
Time Warner, Inc.                                 $        --       $ 9,951,920         $ 9,951,920
Viacom, Inc. (Class B) *                            7,387,244                --           7,387,244
                                                  -----------       -----------         -----------
                                                  $ 7,387,244       $ 9,951,920         $17,339,164
                                                  -----------       -----------         -----------
Total Media                                       $ 7,387,244       $ 9,951,920         $17,339,164
                                                  -----------       -----------         -----------
Retailing
Apparel Retail
Abercrombie & Fitch Co.                           $11,757,078       $        --         $11,757,078
TJX Companies, Inc.                                 9,201,500         9,512,250          18,713,750
                                                  -----------       -----------         -----------
                                                  $20,958,578       $ 9,512,250         $30,470,828
                                                  -----------       -----------         -----------
Computer & Electronics Retail
Best Buy Co., Inc.                                $        --       $ 4,727,671         $ 4,727,671
                                                  -----------       -----------         -----------
Department Stores
Sears Holdings Corp. *                            $        --       $ 8,530,087         $ 8,530,087
                                                  -----------       -----------         -----------
Home Improvement Retail
Home Depot, Inc.                                  $ 9,625,010       $        --         $ 9,625,010
                                                  -----------       -----------         -----------
Total Retailing                                   $30,583,588       $22,770,008         $53,353,596
                                                  -----------       -----------         -----------
Food & Drug Retailing
Drug Retail
CVS Corp.                                         $15,104,880       $ 4,257,360         $19,362,240
Walgreen Co.                                               --         4,785,046           4,785,046
                                                  -----------       -----------         -----------
                                                  $15,104,880       $ 9,042,406         $24,147,286
                                                  -----------       -----------         -----------
Food Retail
Winn-Dixie Stores, Inc. *                         $ 8,534,533       $17,841,034         $26,375,567
                                                  -----------       -----------         -----------
Total Food & Drug Retailing                       $23,639,413       $26,883,440         $50,522,853
                                                  -----------       -----------         -----------
Food, Beverage & Tobacco
Packaged Foods & Meats
H.J. Heinz Co., Inc.                              $        --       $ 9,712,362         $ 9,712,362
Nestle SA (A.D.R.)                                         --         1,716,876           1,716,876
                                                  -----------       -----------         -----------
                                                  $        --       $11,429,238         $11,429,238
                                                  -----------       -----------         -----------
Soft Drinks
Fomento Economico Mexicano SA de C.V.             $ 3,385,452       $        --         $ 3,385,452
PepsiCo, Inc.                                              --         5,486,310           5,486,310
                                                  -----------       -----------         -----------
                                                  $ 3,385,452       $ 5,486,310         $ 8,871,762
                                                  -----------       -----------         -----------
Tobacco
Altria Group, Inc.                                $12,211,374       $        --         $12,211,374
                                                  -----------       -----------         -----------
Total Food, Beverage & Tobacco                    $15,596,826       $16,915,548         $32,512,374
                                                  -----------       -----------         -----------
Household & Personal Products
Household Products
Procter & Gamble Co.                              $16,674,275       $        --         $16,674,275
Colgate-Palmolive Co.                                      --         5,194,485           5,194,485
                                                  -----------       -----------         -----------
                                                  $16,674,275       $ 5,194,485         $21,868,760
                                                  -----------       -----------         -----------
Total Household & Personal Products               $16,674,275       $ 5,194,485         $21,868,760
                                                  -----------       -----------         -----------

   Pioneer                      Pioneer
   Growth                   Independence Fund                                                        % of
   Shares        Pioneer       Pro Forma                                                           Pro Forma
    Fund      Independence     Combined                                                             Combined
   Shares     Fund Shares       Shares                                                             Net Assets
------------ -------------- --------------                                                        ------------
                                                   Health Care Equipment & Services                      2.6%
                                                   Health Care Equipment                                 2.1%
    456,206           --        456,206            Boston Scientific Corp. *
    139,300      169,200        308,500            Medtronic, Inc.


                                                   Managed Health Care                                   0.6%
    125,000           --        125,000            AETNA, Inc.
                                                   Total Health Care Equipment & Services
                                                   Pharmaceuticals & Biotechnology                      14.0%
                                                   Biotechnology                                         4.6%
     85,600           --         85,600            Amgen, Inc. *
         --      409,150        409,150            Cubist Pharmaceuticals, Inc. *
    258,400      331,000        589,400            Gilead Sciences, Inc. *
         --      517,220        517,220            Vertex Pharmaceuticals, Inc. *


                                                   Pharmaceuticals                                       9.4%
    303,100      688,400        991,500            Bristol-Myers Squibb Co.
    252,400      213,325        465,725            Eli Lilly & Co.
    185,800      127,500        313,300            Johnson & Johnson
    385,428      275,800        661,228            Teva Pharmaceutical Industries, Ltd.


                                                   Total Pharmaceuticals & Biotechnology
                                                   Diversified Financials                               10.7%
                                                   Asset Management & Custody Banks                      1.5%
     84,600           --         84,600            Franklin Resources, Inc.
     59,400           --         59,400            Legg Mason, Inc.


                                                   Consumer Finance                                      2.9%
    210,600      163,050        373,650            American Express Co.
         --      117,200        117,200            Capital One Financial Corp.


                                                   Investment Banking & Brokerage                        2.5%
         --       28,700         28,700            Goldman Sachs Group, Inc.
     73,100      177,655        250,755            Merrill Lynch & Co., Inc.


                                                   Diversified Financial Services                        3.8%
         --       93,640         93,640            Bank of America Corp.
         --      341,200        341,200            Citigroup, Inc.
         --      410,650        410,650            J.P. Morgan Chase & Co.


                                                   Total Diversified Financials

                                                   Insurance                                             1.1%
                                                   Multi-Line Insurance                                  1.1%
         --       95,000         95,000            American International Group, Inc.
         --       53,900         53,900            Hartford Financial Services Group, Inc.


                                                   Total Insurance
                                                                                        Pioneer
                                                    Pioneer                        Independence Fund
                                                    Growth             Pioneer         Pro Forma
                                                    Shares        Independence Fund     Combined
                                                    Market              Market           Market
                                                    Value               Value             Value
                                                --------------     --------------      -------------
Health Care Equipment & Services
Health Care Equipment
Boston Scientific Corp. *                         $ 6,998,200       $        --        $  6,998,200
Medtronic, Inc.                                     7,224,098         8,774,712          15,998,810
                                                  -----------       -----------        ------------
                                                  $14,222,298       $ 8,774,712        $ 22,997,010
                                                  -----------       -----------        ------------
Managed Health Care
AETNA, Inc.                                       $ 6,175,000       $        --        $  6,175,000
                                                  -----------       -----------        ------------
Total Health Care Equipment & Services            $20,397,298       $ 8,774,712        $ 29,172,010
                                                  -----------       -----------        ------------
Pharmaceuticals & Biotechnology
Biotechnology
Amgen, Inc. *                                     $ 4,732,824       $        --        $  4,732,824
Cubist Pharmaceuticals, Inc. *                             --         8,064,346           8,064,346
Gilead Sciences, Inc. *                            10,018,168        12,832,870          22,851,038
Vertex Pharmaceuticals, Inc. *                             --        14,771,803          14,771,803
                                                  -----------       -----------        ------------
                                                  $14,750,992       $35,669,019        $ 50,420,011
                                                  -----------       -----------        ------------
Pharmaceuticals
Bristol-Myers Squibb Co.                          $ 9,565,836       $21,725,904        $ 31,291,740
Eli Lilly & Co.                                    14,104,112        11,920,601          26,024,713
Johnson & Johnson                                  11,448,996         7,856,550          19,305,546
Teva Pharmaceutical Industries, Ltd.               15,898,905        11,376,750          27,275,655
                                                  -----------       -----------        ------------
                                                  $51,017,849       $52,879,805        $103,897,654
                                                  -----------       -----------        ------------
Total Pharmaceuticals & Biotechnology             $65,768,841       $88,548,824        $154,317,665
                                                  -----------       -----------        ------------
Diversified Financials
Asset Management & Custody Banks
Franklin Resources, Inc.                          $11,206,962       $        --        $ 11,206,962
Legg Mason, Inc.                                    5,843,772                --           5,843,772
                                                  -----------       -----------        ------------
                                                  $17,050,734       $        --        $ 17,050,734
                                                  -----------       -----------        ------------
Consumer Finance
American Express Co.                              $12,884,508       $ 9,975,399        $ 22,859,907
Capital One Financial Corp.                                --         9,193,168           9,193,168
                                                  -----------       -----------        ------------
                                                  $12,884,508       $19,168,567        $ 32,053,075
                                                  -----------       -----------        ------------
Investment Banking & Brokerage
Goldman Sachs Group, Inc.                         $        --       $ 6,220,725        $  6,220,725
Merrill Lynch & Co., Inc.                           6,109,698        14,848,405          20,958,103
                                                  -----------       -----------        ------------
                                                  $ 6,109,698       $21,069,130        $ 27,178,828
                                                  -----------       -----------        ------------
Diversified Financial Services
Bank of America Corp.                             $        --       $ 4,578,060        $  4,578,060
Citigroup, Inc.                                            --        17,500,148          17,500,148
J.P. Morgan Chase & Co.                                    --        19,895,992          19,895,992
                                                  -----------       -----------        ------------
                                                  $        --       $41,974,200        $ 41,974,200
                                                  -----------       -----------        ------------
Total Diversified Financials                      $36,044,940       $82,211,897        $118,256,837
                                                  -----------       -----------        ------------
Insurance
Multi-Line Insurance
American International Group, Inc.                $        --       $ 6,652,850        $  6,652,850
Hartford Financial Services Group, Inc. .                  --         5,309,689           5,309,689
                                                  -----------       -----------        ------------
                                                  $        --       $11,962,539        $ 11,962,539
                                                  -----------       -----------        ------------
Total Insurance                                   $        --       $11,962,539        $ 11,962,539
                                                  -----------       -----------        ------------

   Pioneer                      Pioneer
   Growth                    Independence Fund                                                       % of
   Shares        Pioneer       Pro Forma                                                           Pro Forma
    Fund      Independence     Combined                                                             Combined
   Shares     Fund Shares       Shares                                                             Net Assets
------------ -------------- --------------                                                        ------------
                                                   Software & Services                                   5.1%
                                                   Data Processing & Outsourced Services                 0.4%
         --       84,600         84,600            Automatic Data Processing, Inc.

                                                   Internet Software & Services                          0.4%
    144,100           --        144,100            Yahoo! Inc. *

                                                   Systems Software                                      4.4%
    297,400           --        297,400            Macrovision Corp. *
    812,500           --        812,500            Microsoft Corp.
    278,400      508,300        786,700            Oracle Corp. *


                                                   Total Software & Services
                                                   Technology Hardware & Equipment                      18.3%
                                                   Communications Equipment                             15.2%
    862,600      565,200      1,427,800            Cisco Systems, Inc. *
    646,900    1,152,920      1,799,820            Corning, Inc. *
     94,113           --         94,113            F5 Networks, Inc. *
    638,100      710,800      1,348,900            Juniper Networks, Inc. *
    578,800           --        578,800            Motorola, Inc.
         --      722,400        722,400            Nokia Corp. (A.D.R.)
         --      240,430        240,430            Qualcomm, Inc.


                                                   Computer Hardware                                     3.0%
         --      232,695        232,695            Apple, Inc. *
    327,540           --        327,540            Palm, Inc. *


                                                   Total Technology Hardware & Equipment
                                                   Semiconductors                                       12.5%
                                                   Semiconductor Equipment                               0.4%
         --      212,700        212,700            Applied Materials, Inc.

                                                   Semiconductors                                       12.1%
    144,100      556,750        700,850            Broadcom Corp. *
    478,100    1,229,600      1,707,700            Intel Corp.
    526,600      570,700      1,097,300            Marvell Technology Group, Ltd. *
         --    1,641,589      1,641,589            Taiwan Semiconductor Manufacturing
                                                   Co. (A.D.R.)
    521,500      380,750        902,250            Texas Instruments, Inc.


                                                   Total Semiconductors
                                                   Telecommunication Services                            0.3%
                                                   Integrated Telecommunication Services                 0.3%
         --       75,400         75,400            AT&T Corp.
                                                   Total Telecommunication Services
                                                   TOTAL COMMON STOCKS
                                                                                        Pioneer
                                                    Pioneer                        Independence Fund
                                                    Growth             Pioneer         Pro Forma
                                                    Shares        Independence Fund     Combined
                                                    Market              Market           Market
                                                    Value               Value             Value
                                                --------------     --------------      -------------
Software & Services
Data Processing & Outsourced Services
Automatic Data Processing, Inc.                  $         --      $  4,100,562      $    4,100,562
                                                 ------------      ------------      --------------
Internet Software & Services
Yahoo! Inc. *                                    $  3,909,433      $         --      $    3,909,433
                                                 ------------      ------------      --------------
Systems Software
Macrovision Corp. *                              $  8,939,844      $         --      $    8,939,844
Microsoft Corp.                                    23,944,375                --          23,944,375
Oracle Corp. *                                      5,487,264        10,018,593          15,505,857
                                                 ------------      ------------      --------------
                                                 $ 38,371,483      $ 10,018,593      $   48,390,076
                                                 ------------      ------------      --------------
Total Software & Services                        $ 42,280,916      $ 14,119,155      $   56,400,071
                                                 ------------      ------------      --------------
Technology Hardware & Equipment
Communications Equipment
Cisco Systems, Inc. *                            $ 24,023,410      $ 15,740,820      $   39,764,230
Corning, Inc. *                                    16,528,295        29,457,106          45,985,401
F5 Networks, Inc. *                                 7,585,508                --           7,585,508
Juniper Networks, Inc. *                           16,060,977        17,890,836          33,951,813
Motorola, Inc.                                     10,244,760                --          10,244,760
Nokia Corp. (A.D.R.)                                       --        20,306,664          20,306,664
Qualcomm, Inc.                                             --        10,432,258          10,432,258
                                                 ------------      ------------      --------------
                                                 $ 74,442,950      $ 93,827,684      $  168,270,634
                                                 ------------      ------------      --------------
Computer Hardware
Apple, Inc. *                                    $         --      $ 28,398,098      $   28,398,098
Palm, Inc. *                                        5,243,915                --           5,243,915
                                                 ------------      ------------      --------------
                                                 $  5,243,915      $ 28,398,098      $   33,642,013
                                                 ------------      ------------      --------------
Total Technology Hardware & Equipment            $ 79,686,865      $122,225,782      $  201,912,647
                                                 ------------      ------------      --------------
Semiconductors
Semiconductor Equipment
Applied Materials, Inc.                          $         --      $  4,226,349      $    4,226,349
                                                 ------------      ------------      --------------
Semiconductors
Broadcom Corp. *                                 $  4,214,925      $ 16,284,937      $   20,499,862
Intel Corp.                                        11,359,656        29,215,296          40,574,952
Marvell Technology Group, Ltd. *                    9,589,386        10,392,447          19,981,833
Taiwan Semiconductor Manufacturing
Co. (A.D.R.)                                               --        18,270,882          18,270,882
Texas Instruments, Inc.                            19,624,045        14,327,622          33,951,667
                                                 ------------      ------------      --------------
                                                 $ 44,788,012      $ 88,491,184      $  133,279,196
                                                 ------------      ------------      --------------
Total Semiconductors                             $ 44,788,012      $ 92,717,533      $  137,505,545
                                                 ------------      ------------      --------------
Telecommunication Services
Integrated Telecommunication Services
AT&T Corp.                                       $         --      $  3,129,100      $    3,129,100
                                                 ------------      ------------      --------------
Total Telecommunication Services                 $         --      $  3,129,100      $    3,129,100
                                                 ------------      ------------      --------------
TOTAL COMMON STOCKS                              $490,686,374      $608,748,250      $1,099,434,624
                                                 ------------      ------------      --------------

   Pioneer                      Pioneer
   Growth                    Independence Fund                                                       % of
   Shares        Pioneer       Pro Forma                                                           Pro Forma
    Fund      Independence     Combined                                                             Combined
   Shares     Fund Shares       Shares                                                             Net Assets
------------ -------------- --------------                                                        ------------
                                                   TEMPORARY CASH INVESTMENTS                            2.1%
                                                   Repurchase Agreement                                  0.5%
         --    5,200,000      5,200,000            UBS Warburg, Inc., 4.25%, dated 6/31/07,
                                                   repurchase price of $5,200,000 plus accrued
                                                   interest on 7/2/07 collateralized by $5,398,000
                                                   U.S. Treasury Note, 3.375% 11/15/2008

                                                   Security Lending Collateral                           1.6%
 10,633,717    7,559,558     18,193,275            Securities Lending Investment Fund, 5.28%

                                                   TOTAL TEMPORARY CASH INVESTMENTS

                                                   TOTAL INVESTMENT IN SECURITIES                      101.7%

                                                   OTHER ASSETS AND LIABILITIES                         (1.7)%

                                                   TOTAL NET ASSETS                                    100.0%

                                                   TOTAL INVESTMENTS AT COST

                                      *            Non-income producing security

                               (A.D.R.)            American Depositary Receipt

                                    (a)            Reflects costs of the reorganization.

                                                   No adjustments are shown to the unaudited
                                                   pro forma combined schedule of investments
                                                   due to the fact that upon consummation of the
                                                   reorganization no securities would need to be
                                                   sold in order for Pioneer Independence Fund to
                                                   comply with its prospectus restrictions. The
                                                   foregoing sentence shall not restrict in any way
                                                   the ability of the investment adviser of the
                                                   funds from buying or selling securities in the
                                                   normal course of such fund's business and
                                                   operations.
                                                                                        Pioneer
                                                    Pioneer                         Independence Fund
                                                    Growth             Pioneer         Pro Forma
                                                    Shares        Independence Fund     Combined
                                                    Market              Market           Market
                                                    Value               Value             Value
                                                --------------     --------------      -------------
TEMPORARY CASH INVESTMENTS
Repurchase Agreement
UBS Warburg, Inc., 4.25%, dated 6/31/07,
repurchase price of $5,200,000 plus accrued
interest on 7/2/07 collateralized by $5,398,000
U.S. Treasury Note, 3.375% 11/15/2008              $         --     $   5,200,000    $    5,200,000
                                                   ------------     -------------    --------------
Security Lending Collateral
Securities Lending Investment Fund, 5.28%          $ 10,633,717     $   7,559,558    $   18,193,275
                                                   ------------     -------------    --------------
TOTAL TEMPORARY CASH INVESTMENTS                   $ 10,633,717     $  12,759,558    $   23,393,275
                                                   ------------     -------------    --------------
TOTAL INVESTMENT IN SECURITIES                     $501,320,091     $ 621,507,808    $1,122,827,899
                                                   ------------     -------------    --------------
OTHER ASSETS AND LIABILITIES                       $ (8,052,457)    $ (10,726,715)   $  (18,784,126)(a)
                                                   ------------     -------------    --------------
TOTAL NET ASSETS                                   $493,267,634     $ 610,781,093    $1,104,043,773
                                                   ------------     -------------    --------------
TOTAL INVESTMENTS AT COST                          $420,492,906     $ 514,311,791    $  934,804,697
                                                   ------------     -------------    --------------
Non-income producing security
American Depositary Receipt
Reflects costs of the reorganization.
No adjustments are shown to the unaudited
pro forma combined schedule of investments
due to the fact that upon consummation of the
reorganization no securities would need to be
sold in order for Pioneer Independence Fund to
comply with its prospectus restrictions. The
foregoing sentence shall not restrict in any way
the ability of the investment adviser of the
funds from buying or selling securities in the
normal course of such fund's business and
operations.

Pro Forma Combined Statement of Assets and Liabilities
June 30, 2007
(unaudited)


                                                                                                       Pioneer             Pioneer
                                                                                                     Independence       Independence
                                                                  Pioneer           Pioneer              Fund               Fund
                                                              Growth Shares      Independence         Pro Forma          Pro Forma
                                                                   Fund              Fund            Adjustments         Combined
                                                            ----------------- -----------------  ------------------ ----------------
ASSETS:
 Investment in securities, at value (Cost $420,492,906 and
  $514,311,791, respectively)                                 $ 501,320,091    $ 621,507,808                         $1,122,827,899
 Cash                                                               616,862                                                 616,862
 Receivables -
  Investment securities sold                                      2,417,885               --                              2,417,885
  Fund shares sold                                                   74,672          810,133                                884,805
  Dividends, interest and foreign taxes withheld                    387,160          710,914                              1,098,074
  Due from Pioneer Investment Management, Inc.                           --           21,538                                 21,538
 Other                                                               47,473           69,906          70,046(b)             187,425
                                                              -------------    -------------                         --------------
   Total assets                                               $ 504,864,143    $ 623,120,299                         $1,128,054,488
                                                              -------------    -------------                         --------------
LIABILITIES:
 Payables -
  Investment securities purchased                             $          --    $   3,820,607                         $    3,820,607
  Fund shares repurchased                                           549,508          190,355                                739,863
  Upon return of securities loaned                               10,633,717        7,559,558                             18,193,275
 Due to bank                                                             --          473,011                                473,011
 Due to PIMSS and PFD                                               341,766          234,644                                576,410
 Accrued expenses                                                    71,518           61,031      $   75,000(b)             207,549
                                                              -------------    -------------                         --------------
   Total liabilities                                          $  11,596,509    $  12,339,206                         $   24,010,715
                                                              -------------    -------------                         --------------
NET ASSETS:
 Paid-in capital                                              $ 913,006,650    $ 488,931,058                         $1,401,937,708
 Undistributed net investment income                               (976,833)         900,306      $   (4,954)(b)            (81,481)
 Accumulated net realized gain (loss) on investments and foreign
  currency transactions                                        (499,589,368)      13,753,712                           (485,835,656)
 Net unrealized gain on investments                              80,827,185      107,196,017                            188,023,202
                                                              -------------    -------------                         --------------
   Total net assets                                           $ 493,267,634    $ 610,781,093                         $1,104,043,773
                                                              -------------    -------------                         --------------
NET ASSETS BY CLASS:
 Class A*                                                     $ 391,923,073    $ 571,655,184                         $  963,578,257
                                                              =============    =============                         ==============
 Class B                                                      $  67,546,719    $          --                         $   67,546,719
                                                              =============    =============                         ==============
 Class C                                                      $  31,494,504    $   3,509,096          (2,378)(b)     $   35,001,222
                                                              =============    =============                         ==============
 Class Y                                                      $   2,303,338    $  35,616,813          (2,576)(b)     $   37,917,575
                                                              =============    =============                         ==============
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
 Class A*                                                        26,385,882       39,891,078         963,949(a)          67,240,909
                                                              =============    =============                         ==============
 Class B                                                          5,092,598               --        (378,940)(a)          4,713,658
                                                              =============    =============                         ==============
 Class C                                                          2,338,894          247,847        (114,706)(a)          2,472,035
                                                              =============    =============                         ==============
 Class Y                                                            145,703        2,480,508          14,697(a)           2,640,908
                                                              =============    =============                         ==============
NET ASSET VALUE PER SHARE:
 Class A*                                                     $       14.85    $       14.33                         $        14.33
                                                              =============    =============                         ==============
 Class B                                                      $       13.26    $          --                         $        14.33
                                                              =============    =============                         ==============
 Class C                                                      $       13.47    $       14.16                         $        14.16
                                                              =============    =============                         ==============
 Class Y                                                      $       15.81    $       14.36                         $        14.36
                                                              =============    =============                         ==============
MAXIMUM OFFERING PRICE:
Class A                                                       $       15.76    $       15.20                         $        15.20
                                                              =============    =============                         ==============

(a) Class A, B, C and Y shares of Pioneer Growth Share are exchanged for Class A, B, C and Y shares of Pioneer Independence Fund. Class B shares of Pioneer Independence Fund are being sold in conjunction with the reorganization, and are presumed to be issued at Class A's Net Asset Value.
(b)  Reflects one-time cost related to the reorganization.
*    Formerly designated Pioneer Independence Fund Class P shares.

            See accompanying notes to pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Year ended June 30, 2007
(unaudited)



                                                                                                       Pioneer           Pioneer
                                                                                                    Independence       Independence
                                                                    Pioneer         Pioneer             Fund               Fund
                                                                 Growth Shares   Independence         Pro Forma         Pro Forma
                                                                      Fund           Fund            Adjustments         Combined
                                                                --------------- --------------  -------------------- ---------------
INVESTMENT INCOME:
 Dividends (net of foreign taxes witheld of $21,106 and
  $247,851, respectively)                                        $  5,995,378    $ 6,896,468                          $ 12,891,846
 Interest                                                              35,804        374,793                               410,597
 Income on securities loaned, net                                      25,558         93,628                               119,186
                                                                 ------------    -----------                          ------------
   Total investment income                                       $  6,056,740    $ 7,364,889                          $ 13,421,629
                                                                 ------------    -----------                          ------------
EXPENSES:
 Management fees                                                 $  3,505,595    $ 3,836,551        $  (458,382)(b)   $  6,883,764
 Performance Adjustment                                               (85,359)            --             85,359(b)              --
 Transfer agent fees
 Class A*                                                           1,787,712      2,260,028                             4,047,740
 Class A**                                                                             3,523                                 3,523
 Class B                                                              596,494             --                               596,494
 Class C                                                              128,075          1,183                               129,258
 Class Y                                                                  103            181                                   284
 Investor Class                                                         2,409             --                                 2,409
 Class R                                                                3,090             --                                 3,090
 Distribution fees
 Class A*                                                             910,002      1,044,931                             1,954,933
 Class A**                                                                 --          5,603                                 5,603
 Class B                                                              826,976             --                               826,976
 Class C                                                              326,857         11,197                               338,054
 Class R                                                                1,228             --                                 1,228
 Administrative fees                                                   96,449        117,706                               214,155
 Custodian fees                                                        22,089         29,434                                51,523
 Registration fees                                                     51,066         92,842            (43,048)(a)        100,860
 Professional fees                                                     76,834         58,524            (27,934)(a)        107,424
 Printing expense                                                      56,672         43,274                                99,946
 Fees and expenses of nonaffiliated trustees                            7,895         11,056                                18,951
 Expenses of Independence Plans                                            --         44,135                                44,135
 Miscellaneous                                                         40,280         87,871            (95,810)(a)         32,341
                                                                 ------------    -----------        -----------       ------------
   Total expenses                                                $  8,354,467    $ 7,648,039        $  (539,815)      $ 15,462,691
   Less management fees waived and expenses assumed by
    Pioneer Investment Management, Inc.                                  (573)      (137,843)          (799,112)(b)       (937,528)
   Less fees paid indirectly                                         (162,109)            --                              (162,109)
                                                                 ------------    -----------        -----------       ------------
   Net expenses                                                  $  8,191,785    $ 7,510,196        $(1,338,927)      $ 14,363,054
                                                                 ------------    -----------        -----------       ------------
    Net investment income (loss)                                 $ (2,135,045)   $  (145,307)       $ 1,338,927       $   (941,425)
                                                                 ------------    -----------        -----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
  Investments                                                    $  4,133,094    $ 8,141,894                          $ 12,274,988
  Forward foreign currency contracts and other assets and
   liabilities in foreign currencies                                       --         17,371                                17,371
                                                                 ------------    -----------                          ------------
                                                                 $  4,133,094    $ 8,159,265                          $ 12,292,359
                                                                 ------------    -----------                          ------------
 Change in net unrealized gain or loss from:
  Investments                                                    $ 95,446,626    $89,167,415                          $184,614,041
                                                                 ------------    -----------                          ------------
                                                                 $ 95,446,626    $89,167,415                          $184,614,041
                                                                 ------------    -----------                          ------------
  Net gain on investments and foreign currency transactions      $ 99,579,720    $97,326,680                          $196,906,400
                                                                 ------------    -----------        -----------       ------------
  Net increase in net assets resulting from operations           $ 97,444,675    $97,181,373        $ 1,338,927       $195,964,975
                                                                 ============    ===========        ===========       ============

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b) Expenses and expense limitations conformed to the Pioneer Independence Fund's contracts with affiliated parties.
*    Formerly designated Class P shares of Pioneer Independence Fund.
** Pioneer Independence Fund Class A shares converted to Class P shares on June 22, 2007.

            See accompanying notes to pro forma financial statements.

Notes to Pro Forma Combined Financial Statements
June 30, 2007
(unaudited)

(1)  Description of the Fund

     Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

     The Fund will offer four classes of shares -- Class A, Class B, Class C and Class Y shares. On June 22, 2007, Class A shares were converted to Class P shares and subsequently renamed Class A shares. Class B shares are being offered as part of the reorganization. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

(2)  Basis of Combination

     The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed reorganization (the "reorganization") of Pioneer Growth Shares into the Fund, as if such reorganization had taken place as of July 1, 2006.

     Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two funds, the combination of the Fund and Pioneer Growth Shares will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The Reorganization will be accomplished by an acquisition of the net assets of Pioneer Growth Shares in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and Pioneer Growth Shares have been combined as of and for the most recent twelve months ended June 30, 2007. Following the Reorganization, the Fund will be the accounting survivor. Pioneer Investment Management, Inc. (the advisor) has agreed to pay 50% of the expenses associated with the Reorganization, and the Fund and Pioneer Growth Shares will equally bear the remaining costs of the Reorganization. These costs are reflected in the pro forma financial statements.

     These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and Pioneer Growth Shares included in their respective semi-annual reports to shareowners dated June 30, 2007. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the Reorganization took place on July 1, 2006.

(3)  Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange
(NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

(4)  Capital Shares

     The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at June 30, 2007 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net assets of each class of Pioneer Growth Shares, as of June 30, 2007, divided by the net asset value per share of each of the Fund's share classes as of June 30, 2007. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at June 30, 2007:

-------------------------------------------------------------------------------------------
                       Shares of        Additional Shares
                        The Fund          Assumed Issued      Total Outstanding Shares
Class of Shares     Pre-Combination     In Reorganization         Post-Combination
Class A               39,891,078           27,349,831               67,240,909
Class B                       --            4,713,658                4,713,658
Class C                  247,847            2,224,188                2,472,035
Class Y                2,480,508              160,400                2,640,908
-------------------------------------------------------------------------------------------

(5)  Federal Income Taxes

     Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                            PIONEER INDEPENDENCE FUND


ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Independence Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-42105 and 811-08547), as filed with the Securities and Exchange Commission on April 27, 2007 (Accession No. 0001051010-07-000008), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)         Agreement and Declaration of Trust                                                  (1)
(1)(b)         Certificate of Trust                                                                (1)
(1)(c)         Establishment and Designation of Class A, Class C and Class Y Shares                (4)
(1)(d)         Establishment and Designation of Class B Shares                                     (**)
(2)            Amended and Restated By-Laws                                                        (5)
(3)            Not applicable
(4)            Form of Agreement and Plan of Reorganization                                        (*)
(5)            Reference is made to Exhibits (1) and (2) hereof
(6)(a)         Management Contract between the Registrant and Pioneer Investment                   (2)
               Management, Inc.
(6)(b)         Form of Expense Limit Agreement                                                     (**)
(7)(a)         Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.   (4)
(7)(b)         Dealer Sales Agreement                                                              (5)
(8)            Not applicable
(9)(a)         Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.        (4)
(9)(b)         Amended Appendix A to Custodian Agreement                                           (6)
(10)(a)        Class A Distribution Plan                                                           (3)
(10)(b)        Class B Distribution Plan                                                           (**)
(10)(c)        Class C Distribution Plan                                                           (3)
(10)(d)        Multi-class Plan Pursuant to Rule 18f-3                                             (**)
(11)           Opinion of Counsel (legality of securities being offered)                           (**)
(12)           Form of opinion as to tax matters                                                   (**)
(13)(a)        Master Investment Company Service Agreement  between the Registrant and             (4)
               Pioneer Investment Management Shareholder Services, Inc.
(13)(b)        Amended Exhibit A to Investment Company Service Agreement                           (6)
(13)(c)        Administration Agreement  between the Registrant and Pioneer Investment             (5)
               Management, Inc.
(13)(d)        Amended Exhibit 1 to the Administration Agreement                                   (6)
(14)           Consent of Independent Registered Public Accounting Firm                            (**)
(15)           Not applicable
(16)           Power of Attorney                                                                   (**)
(17)(a)        Code of Ethics - Pioneer Investment Management, Inc.                                (3)
(17)(b)        Code of Ethics - Pioneer Funds                                                      (3)
(17)(c)        Code of Ethics - Pioneer Funds Distributor, Inc.                                    (3)

(17)(d)        Form of Proxy Card                                                                  (**)
(17)(e)        Prospectus and Statement of Additional Information for Class A Shares
               (formerly Class P Shares) of Pioneer Independence Fund dated April 30, 2007         (**)
(17)(f)        Prospectuses and Statement of Additional Information for Class C Shares and         (**)
               Class Y Shares of Pioneer Independence Fund dated April 30, 2007
(17)(g)        Annual Report of Pioneer Independence Fund for the fiscal year ended                (**)
               December 31, 2006
(17)(h)        Semi-Annual Report of Pioneer Independence Fund for the fiscal period ended         (**)
               June 30, 2007
(17)(i)        Prospectuses and Statement of Additional Information for Class A, Class B,          (**)
               Class C Shares and Class Y Shares of Pioneer Growth Shares dated May 1, 2007.
(17)(j)        Annual Report of Pioneer Growth Shares for the fiscal year ended                    (**)
               December 31, 2006
(17)(k)        Semi-Annual Report of Pioneer Growth Shares for the fiscal period ended             (**)
               June 30, 2007

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") (File Nos. 333-42105; 811-08547) as filed with the Securities and Exchange Commission (the "SEC") on March 12, 1998 (Accession No. 0001051010-99-000047).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the Registration Statement (File Nos. 333-42105; 811-08547) as filed with the SEC on May 1, 2002 (Accession No. 0001016964-02-000107).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registration Statement (File Nos. 333-42105; 811-08547) as filed with the SEC on April 27, 2005
     (Accession No. 0001016964-05 000151).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registration Statement (File Nos. 333-42105; 811-08547)as filed with the SEC on March 9, 2006 (Accession No. 0001051010-06-000004).

(5) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement (File Nos. 333-42105; 811-08547) as filed with the SEC on February 28, 2007 (Accession No. 0001051010-07-000003).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-14 (File No. 333-118448) as filed with the SEC on April 27, 2007 (Accession No. 0001051010-07-000008)

(*)  Attached as Exhibit A to the combined Proxy Statement/Prospectus.

(**) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 14th day of September, 2007.

                    PIONEER INDEPENDENCE FUND

                    By:   /s/ Daniel K. Kingsbury
                          ----------------------
                          Name:    Daniel K. Kingsbury
                          Title:   Trustee and Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                                          Date
---------                      -----                                          ----
/s/ John F. Cogan, Jr.*        Chairman of the Board, Trustee and President   September 14, 2007
----------------------
John F. Cogan, Jr

/s/ Vincent Nave               Chief Financial Officer and Treasurer          September 14, 2007
----------------               (Principal Financial and Accounting Officer)
Vincent Nave

/s/ Daniel K. Kingsbury        Trustee and Executive Vice President           September 14, 2007
------------------------
Daniel K. Kingsbury

/s/ David R. Bock*             Trustee                                        September 14, 2007
-------------
David R. Bock

/s/ Mary K. Bush*              Trustee                                        September 14, 2007
-----------------
Mary K. Bush

/s/ Margaret B.W. Graham*      Trustee                                        September 14, 2007
-------------------------
Margaret B.W. Graham

/s/ Thomas J. Perna*           Trustee                                        September 14, 2007
--------------------
Thomas J. Perna

/s/ Marguerite A. Piret*       Trustee                                        September 14, 2007
------------------------
Marguerite A. Piret

/s/ Stephen K. West*           Trustee                                        September 14, 2007
--------------------
Stephen K. West

/s/ John Winthrop*             Trustee                                        September 14, 2007
------------------
John Winthrop

* By:   /s/ Daniel K. Kingsbury
        ----------------------
        Daniel K. Kingsbury, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.    Description
-----------    -----------
(1)(d)         Establishment and Designation of Class B Shares
(6)(b)         Form of Expense Limit Agreement
(10)(b)        Class B Distribution Plan
(10)(d)        Multiclass Plan Pursuant to Rule 18f-3
(11)           Opinion of Counsel
(12)           Form of opinion as to tax matters
(14)           Consent of Independent Registered Public Accounting Firm
(16)           Power of Attorney
(17)(d)        Form of Proxy Card
(17)(e)        Prospectus and Statement of Additional Information for Class A Shares
               (formerly Class P Shares) of Pioneer Independence Fund dated April 30, 2007
(17)(f)        Prospectuses and Statement of Additional Information for Class C Shares and
               Class Y Shares of Pioneer Independence Fund dated April 30, 2007
(17)(g)        Annual Report of Pioneer Independence Fund for the fiscal year ended
               December 31, 2006
(17)(h)        Semi-Annual Report of Pioneer Independence Fund for the fiscal period ended
               June 30, 2007
(17)(i)        Prospectuses and Statement of Additional Information for Class A, Class B,
               Class C Shares and Class Y Shares of Pioneer Growth Shares dated May 1, 2007.
(17)(j)        Annual Report of Pioneer Growth Shares for the fiscal year ended
               December 31, 2006
(17)(k)        Semi-Annual Report of Pioneer Growth Shares for the fiscal period ended
               June 30, 2007